UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance All Asset Strategy Fund

(formerly, Eaton Vance RBA All Asset Strategy Fund)

Class A EARAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (9/1/24-8/17/25) and 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (8/18/25-8/31/25):

↓ Stock selection in equities – mainly selection in large-cap stocks, and an overweight to small-cap stocks – detracted from returns

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, an underweight exposure to, and stock selection in the information technology sector detracted from returns

↑ An overweight to equities and underweight exposure to fixed-income assets helped relative returns

↑ An overweight exposure to short-term U.S. Treasurys contributed to relative returns during the period

↑ On a sector basis, stock selection in the healthcare sector also contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/15	$9,475	$10,000	$10,000	$10,000
9/15	$9,382	$9,631	$9,638	$10,068
10/15	$9,792	$10,394	$10,394	$10,069
11/15	$9,784	$10,343	$10,308	$10,043
12/15	$9,694	$10,161	$10,122	$10,010
1/16	$9,498	$9,553	$9,512	$10,148
2/16	$9,341	$9,482	$9,446	$10,220
3/16	$9,608	$10,125	$10,147	$10,314
4/16	$9,780	$10,286	$10,296	$10,353
5/16	$9,866	$10,343	$10,309	$10,356
6/16	$9,858	$10,227	$10,247	$10,542
7/16	$10,188	$10,660	$10,688	$10,609
8/16	$10,235	$10,668	$10,724	$10,597
9/16	$10,290	$10,725	$10,790	$10,590
10/16	$10,148	$10,517	$10,607	$10,509
11/16	$10,172	$10,669	$10,688	$10,261
12/16	$10,346	$10,924	$10,918	$10,275
1/17	$10,543	$11,188	$11,217	$10,295
2/17	$10,732	$11,498	$11,532	$10,365
3/17	$10,810	$11,621	$11,673	$10,359
4/17	$10,889	$11,793	$11,855	$10,439
5/17	$10,960	$12,042	$12,116	$10,519
6/17	$11,015	$12,088	$12,172	$10,509
7/17	$11,275	$12,378	$12,512	$10,554
8/17	$11,283	$12,395	$12,560	$10,649
9/17	$11,432	$12,673	$12,802	$10,598
10/17	$11,637	$12,913	$13,068	$10,604
11/17	$11,732	$13,193	$13,321	$10,591
12/17	$11,867	$13,371	$13,536	$10,639
1/18	$12,414	$14,077	$14,299	$10,517
2/18	$12,004	$13,494	$13,699	$10,417
3/18	$11,803	$13,200	$13,406	$10,484
4/18	$11,730	$13,351	$13,534	$10,406
5/18	$11,899	$13,435	$13,551	$10,480
6/18	$11,779	$13,429	$13,477	$10,467
7/18	$12,052	$13,848	$13,884	$10,470
8/18	$12,148	$14,019	$13,993	$10,537
9/18	$12,181	$14,097	$14,054	$10,469
10/18	$11,417	$13,062	$13,000	$10,386
11/18	$11,561	$13,211	$13,191	$10,448
12/18	$10,962	$12,206	$12,262	$10,640
1/19	$11,341	$13,156	$13,230	$10,753
2/19	$11,531	$13,551	$13,584	$10,747
3/19	$11,647	$13,729	$13,754	$10,954
4/19	$11,787	$14,216	$14,219	$10,956
5/19	$11,482	$13,396	$13,375	$11,151
6/19	$11,828	$14,279	$14,251	$11,291
7/19	$11,836	$14,349	$14,293	$11,316
8/19	$11,853	$14,056	$13,954	$11,609
9/19	$11,886	$14,355	$14,247	$11,547
10/19	$12,001	$14,720	$14,637	$11,582
11/19	$12,141	$15,130	$14,995	$11,576
12/19	$12,333	$15,584	$15,523	$11,568
1/20	$12,393	$15,489	$15,351	$11,791
2/20	$12,126	$14,180	$14,111	$12,003
3/20	$11,550	$12,303	$12,206	$11,932
4/20	$12,049	$13,647	$13,514	$12,144
5/20	$12,255	$14,306	$14,102	$12,201
6/20	$12,384	$14,685	$14,552	$12,278
7/20	$12,737	$15,387	$15,322	$12,461
8/20	$13,030	$16,415	$16,260	$12,360
9/20	$12,849	$15,849	$15,735	$12,354
10/20	$12,651	$15,363	$15,353	$12,298
11/20	$13,288	$17,327	$17,245	$12,419
12/20	$13,512	$18,062	$18,046	$12,436
1/21	$13,397	$17,882	$17,964	$12,347
2/21	$13,565	$18,341	$18,380	$12,169
3/21	$13,778	$18,951	$18,871	$12,017
4/21	$14,061	$19,833	$19,696	$12,112
5/21	$14,238	$20,118	$20,003	$12,151
6/21	$14,256	$20,418	$20,266	$12,237
7/21	$14,212	$20,784	$20,406	$12,374
8/21	$14,362	$21,301	$20,916	$12,350
9/21	$13,990	$20,417	$20,052	$12,243
10/21	$14,318	$21,573	$21,076	$12,240
11/21	$14,105	$21,101	$20,568	$12,276
12/21	$14,448	$22,002	$21,391	$12,245
1/22	$14,074	$20,838	$20,341	$11,981
2/22	$13,831	$20,311	$19,815	$11,847
3/22	$13,831	$20,869	$20,244	$11,518
4/22	$13,168	$19,135	$18,624	$11,081
5/22	$13,224	$19,150	$18,646	$11,152
6/22	$12,654	$17,491	$17,074	$10,977
7/22	$13,074	$18,879	$18,266	$11,246
8/22	$12,598	$18,090	$17,594	$10,928
9/22	$11,775	$16,408	$15,910	$10,456
10/22	$11,822	$17,587	$16,870	$10,320
11/22	$12,551	$18,810	$18,178	$10,700
12/22	$12,294	$18,011	$17,463	$10,651
1/23	$12,802	$19,285	$18,715	$10,979
2/23	$12,407	$18,822	$18,178	$10,695
3/23	$12,840	$19,403	$18,739	$10,967
4/23	$12,972	$19,743	$19,008	$11,033
5/23	$12,736	$19,546	$18,804	$10,913
6/23	$12,897	$20,728	$19,896	$10,874
7/23	$12,963	$21,425	$20,625	$10,867
8/23	$12,718	$20,913	$20,048	$10,797
9/23	$12,199	$20,011	$19,219	$10,523
10/23	$11,917	$19,430	$18,641	$10,357
11/23	$12,605	$21,252	$20,362	$10,826
12/23	$13,090	$22,295	$21,340	$11,240
1/24	$13,022	$22,563	$21,465	$11,210
2/24	$13,176	$23,519	$22,386	$11,051
3/24	$13,417	$24,275	$23,089	$11,153
4/24	$13,090	$23,373	$22,327	$10,871
5/24	$13,475	$24,417	$23,234	$11,056
6/24	$13,639	$24,914	$23,752	$11,160
7/24	$13,967	$25,353	$24,135	$11,421
8/24	$14,159	$26,023	$24,748	$11,585
9/24	$14,352	$26,500	$25,323	$11,740
10/24	$14,053	$25,974	$24,754	$11,449
11/24	$14,391	$27,166	$25,680	$11,570
12/24	$14,062	$26,458	$25,072	$11,381
1/25	$14,259	$27,391	$25,914	$11,441
2/25	$14,298	$27,194	$25,758	$11,693
3/25	$14,023	$25,984	$24,740	$11,697
4/25	$14,141	$26,215	$24,971	$11,743
5/25	$14,426	$27,766	$26,406	$11,659
6/25	$14,800	$28,964	$27,592	$11,839
7/25	$14,791	$29,337	$27,966	$11,807
8/25	$15,015	$30,103	$28,656	$11,949

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	6.06%	2.88%	4.71%
Class A with 5.25% Maximum Sales Charge	0.51%	1.77%	4.15%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.79%
Current Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	10.68%	6.93%	7.51%
Prior Blended Index (60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI)	8.15%	4.39%	5.65%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Effective August 18, 2025, the Fund changed its primary prospectus benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI World Index and its benchmark from the Prior Blended Index to the Current Blended Index because the investment adviser believes they are more appropriate benchmarks for the Fund.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$257,964,242
# of Portfolio Holdings	242
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$3,002,195

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
52.4%
Exchange-Traded Funds
44.7%
Short-Term Investments
2.9%

Value	Value
Short-Term Investments	2.9%
Exchange-Traded Funds	44.7%
Common Stocks	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eaton Vance Total Return Bond ETF	15.2%
Eaton Vance Mortgage Opportunities ETF	11.0%
Vanguard Emerging Markets Government Bond ETF	5.2%
iShares Core MSCI Emerging Markets ETF	4.2%
SPDR Portfolio High Yield Bond ETF	3.4%
Vanguard Intermediate-Term Treasury ETF	3.0%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.9%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.6%
Total	51.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.10% of the Fund's daily net assets for Class A. This agreement may be changed or terminated after January 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EARAX-TSR-AR

Eaton Vance All Asset Strategy Fund

(formerly, Eaton Vance RBA All Asset Strategy Fund)

Class C ECRAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (9/1/24-8/17/25) and 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (8/18/25-8/31/25):

↓ Stock selection in equities – mainly selection in large-cap stocks, and an overweight to small-cap stocks – detracted from returns

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, an underweight exposure to, and stock selection in the information technology sector detracted from returns

↑ An overweight to equities and underweight exposure to fixed-income assets helped relative returns

↑ An overweight exposure to short-term U.S. Treasurys contributed to relative returns during the period

↑ On a sector basis, stock selection in the healthcare sector also contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/15	$10,000	$10,000	$10,000	$10,000
9/15	$9,892	$9,631	$9,638	$10,068
10/15	$10,316	$10,394	$10,394	$10,069
11/15	$10,299	$10,343	$10,308	$10,043
12/15	$10,199	$10,161	$10,122	$10,010
1/16	$9,990	$9,553	$9,512	$10,148
2/16	$9,815	$9,482	$9,446	$10,220
3/16	$10,090	$10,125	$10,147	$10,314
4/16	$10,266	$10,286	$10,296	$10,353
5/16	$10,349	$10,343	$10,309	$10,356
6/16	$10,333	$10,227	$10,247	$10,542
7/16	$10,675	$10,660	$10,688	$10,609
8/16	$10,717	$10,668	$10,724	$10,597
9/16	$10,767	$10,725	$10,790	$10,590
10/16	$10,608	$10,517	$10,607	$10,509
11/16	$10,633	$10,669	$10,688	$10,261
12/16	$10,800	$10,924	$10,918	$10,275
1/17	$11,001	$11,188	$11,217	$10,295
2/17	$11,193	$11,498	$11,532	$10,365
3/17	$11,260	$11,621	$11,673	$10,359
4/17	$11,335	$11,793	$11,855	$10,439
5/17	$11,410	$12,042	$12,116	$10,519
6/17	$11,460	$12,088	$12,172	$10,509
7/17	$11,719	$12,378	$12,512	$10,554
8/17	$11,719	$12,395	$12,560	$10,649
9/17	$11,878	$12,673	$12,802	$10,598
10/17	$12,070	$12,913	$13,068	$10,604
11/17	$12,162	$13,193	$13,321	$10,591
12/17	$12,300	$13,371	$13,536	$10,639
1/18	$12,850	$14,077	$14,299	$10,517
2/18	$12,418	$13,494	$13,699	$10,417
3/18	$12,206	$13,200	$13,406	$10,484
4/18	$12,130	$13,351	$13,534	$10,406
5/18	$12,291	$13,435	$13,551	$10,480
6/18	$12,156	$13,429	$13,477	$10,467
7/18	$12,435	$13,848	$13,884	$10,470
8/18	$12,528	$14,019	$13,993	$10,537
9/18	$12,554	$14,097	$14,054	$10,469
10/18	$11,758	$13,062	$13,000	$10,386
11/18	$11,902	$13,211	$13,191	$10,448
12/18	$11,276	$12,206	$12,262	$10,640
1/19	$11,665	$13,156	$13,230	$10,753
2/19	$11,847	$13,551	$13,584	$10,747
3/19	$11,959	$13,729	$13,754	$10,954
4/19	$12,097	$14,216	$14,219	$10,956
5/19	$11,769	$13,396	$13,375	$11,151
6/19	$12,123	$14,279	$14,251	$11,291
7/19	$12,123	$14,349	$14,293	$11,316
8/19	$12,132	$14,056	$13,954	$11,609
9/19	$12,158	$14,355	$14,247	$11,547
10/19	$12,270	$14,720	$14,637	$11,582
11/19	$12,400	$15,130	$14,995	$11,576
12/19	$12,587	$15,584	$15,523	$11,568
1/20	$12,641	$15,489	$15,351	$11,791
2/20	$12,363	$14,180	$14,111	$12,003
3/20	$11,772	$12,303	$12,206	$11,932
4/20	$12,265	$13,647	$13,514	$12,144
5/20	$12,471	$14,306	$14,102	$12,201
6/20	$12,596	$14,685	$14,552	$12,278
7/20	$12,954	$15,387	$15,322	$12,461
8/20	$13,241	$16,415	$16,260	$12,360
9/20	$13,044	$15,849	$15,735	$12,354
10/20	$12,838	$15,363	$15,353	$12,298
11/20	$13,474	$17,327	$17,245	$12,419
12/20	$13,690	$18,062	$18,046	$12,436
1/21	$13,571	$17,882	$17,964	$12,347
2/21	$13,727	$18,341	$18,380	$12,169
3/21	$13,937	$18,951	$18,871	$12,017
4/21	$14,212	$19,833	$19,696	$12,112
5/21	$14,386	$20,118	$20,003	$12,151
6/21	$14,395	$20,418	$20,266	$12,237
7/21	$14,331	$20,784	$20,406	$12,374
8/21	$14,478	$21,301	$20,916	$12,350
9/21	$14,102	$20,417	$20,052	$12,243
10/21	$14,414	$21,573	$21,076	$12,240
11/21	$14,194	$21,101	$20,568	$12,276
12/21	$14,525	$22,002	$21,391	$12,245
1/22	$14,151	$20,838	$20,341	$11,981
2/22	$13,892	$20,311	$19,815	$11,847
3/22	$13,882	$20,869	$20,244	$11,518
4/22	$13,211	$19,135	$18,624	$11,081
5/22	$13,259	$19,150	$18,646	$11,152
6/22	$12,683	$17,491	$17,074	$10,977
7/22	$13,096	$18,879	$18,266	$11,246
8/22	$12,606	$18,090	$17,594	$10,928
9/22	$11,781	$16,408	$15,910	$10,456
10/22	$11,810	$17,587	$16,870	$10,320
11/22	$12,530	$18,810	$18,178	$10,700
12/22	$12,263	$18,011	$17,463	$10,651
1/23	$12,772	$19,285	$18,715	$10,979
2/23	$12,378	$18,822	$18,178	$10,695
3/23	$12,791	$19,403	$18,739	$10,967
4/23	$12,916	$19,743	$19,008	$11,033
5/23	$12,676	$19,546	$18,804	$10,913
6/23	$12,829	$20,728	$19,896	$10,874
7/23	$12,887	$21,425	$20,625	$10,867
8/23	$12,637	$20,913	$20,048	$10,797
9/23	$12,110	$20,011	$19,219	$10,523
10/23	$11,822	$19,430	$18,641	$10,357
11/23	$12,493	$21,252	$20,362	$10,826
12/23	$12,971	$22,295	$21,340	$11,240
1/24	$12,893	$22,563	$21,465	$11,210
2/24	$13,039	$23,519	$22,386	$11,051
3/24	$13,273	$24,275	$23,089	$11,153
4/24	$12,932	$23,373	$22,327	$10,871
5/24	$13,312	$24,417	$23,234	$11,056
6/24	$13,467	$24,914	$23,752	$11,160
7/24	$13,779	$25,353	$24,135	$11,421
8/24	$13,964	$26,023	$24,748	$11,585
9/24	$14,139	$26,500	$25,323	$11,740
10/24	$13,837	$25,974	$24,754	$11,449
11/24	$14,159	$27,166	$25,680	$11,570
12/24	$13,830	$26,458	$25,072	$11,381
1/25	$14,007	$27,391	$25,914	$11,441
2/25	$14,047	$27,194	$25,758	$11,693
3/25	$13,771	$25,984	$24,740	$11,697
4/25	$13,879	$26,215	$24,971	$11,743
5/25	$14,145	$27,766	$26,406	$11,659
6/25	$14,500	$28,964	$27,592	$11,839
7/25	$14,480	$29,337	$27,966	$11,807
8/25	$14,922	$30,103	$28,656	$11,949

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.18%	2.09%	4.08%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.18%	2.09%	4.08%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.79%
Current Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	10.68%	6.93%	7.51%
Prior Blended Index (60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI)	8.15%	4.39%	5.65%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Effective August 18, 2025, the Fund changed its primary prospectus benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI World Index and its benchmark from the Prior Blended Index to the Current Blended Index because the investment adviser believes they are more appropriate benchmarks for the Fund.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$257,964,242
# of Portfolio Holdings	242
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$3,002,195

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	2.9%
Exchange-Traded Funds	44.7%
Common Stocks	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eaton Vance Total Return Bond ETF	15.2%
Eaton Vance Mortgage Opportunities ETF	11.0%
Vanguard Emerging Markets Government Bond ETF	5.2%
iShares Core MSCI Emerging Markets ETF	4.2%
SPDR Portfolio High Yield Bond ETF	3.4%
Vanguard Intermediate-Term Treasury ETF	3.0%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.9%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.6%
Total	51.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.85% of the Fund's daily net assets for Class C. This agreement may be changed or terminated after January 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECRAX-TSR-AR

Eaton Vance All Asset Strategy Fund

(formerly, Eaton Vance RBA All Asset Strategy Fund)

Class I EIRAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (9/1/24-8/17/25) and 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (8/18/25-8/31/25):

↓ Stock selection in equities – mainly selection in large-cap stocks, and an overweight to small-cap stocks – detracted from returns

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, an underweight exposure to, and stock selection in the information technology sector detracted from returns

↑ An overweight to equities and underweight exposure to fixed-income assets helped relative returns

↑ An overweight exposure to short-term U.S. Treasurys contributed to relative returns during the period

↑ On a sector basis, stock selection in the healthcare sector also contributed to returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/15	$991,064	$963,116	$963,771	$1,006,764
10/15	$1,033,306	$1,039,437	$1,039,410	$1,006,931
11/15	$1,033,306	$1,034,265	$1,030,828	$1,004,271
12/15	$1,023,213	$1,016,085	$1,012,239	$1,001,026
1/16	$1,003,409	$955,299	$951,190	$1,014,801
2/16	$986,906	$948,189	$944,643	$1,022,000
3/16	$1,014,961	$1,012,532	$1,014,650	$1,031,377
4/16	$1,033,940	$1,028,554	$1,029,628	$1,035,336
5/16	$1,043,842	$1,034,331	$1,030,929	$1,035,601
6/16	$1,042,192	$1,022,741	$1,024,684	$1,054,209
7/16	$1,077,674	$1,065,950	$1,068,844	$1,060,874
8/16	$1,083,451	$1,066,836	$1,072,438	$1,059,661
9/16	$1,089,227	$1,072,503	$1,079,011	$1,059,040
10/16	$1,074,374	$1,051,747	$1,060,697	$1,050,939
11/16	$1,076,849	$1,066,870	$1,068,758	$1,026,081
12/16	$1,095,527	$1,092,399	$1,091,845	$1,027,528
1/17	$1,116,307	$1,118,764	$1,121,699	$1,029,544
2/17	$1,137,087	$1,149,802	$1,153,164	$1,036,464
3/17	$1,145,399	$1,162,050	$1,167,272	$1,035,920
4/17	$1,153,711	$1,179,256	$1,185,463	$1,043,914
5/17	$1,162,023	$1,204,203	$1,211,642	$1,051,949
6/17	$1,167,841	$1,208,836	$1,217,151	$1,050,891
7/17	$1,195,271	$1,237,766	$1,251,167	$1,055,413
8/17	$1,196,102	$1,239,509	$1,255,960	$1,064,880
9/17	$1,213,558	$1,267,329	$1,280,225	$1,059,808
10/17	$1,234,338	$1,291,279	$1,306,810	$1,060,422
11/17	$1,245,143	$1,319,258	$1,332,107	$1,059,061
12/17	$1,259,950	$1,337,099	$1,353,583	$1,063,921
1/18	$1,317,801	$1,407,698	$1,429,947	$1,051,668
2/18	$1,274,413	$1,349,381	$1,369,892	$1,041,699
3/18	$1,253,144	$1,319,969	$1,340,567	$1,048,379
4/18	$1,246,338	$1,335,137	$1,353,369	$1,040,582
5/18	$1,264,204	$1,343,504	$1,355,059	$1,048,009
6/18	$1,251,443	$1,342,863	$1,347,721	$1,046,720
7/18	$1,281,219	$1,384,805	$1,388,363	$1,046,968
8/18	$1,292,278	$1,401,939	$1,399,271	$1,053,705
9/18	$1,295,681	$1,409,746	$1,405,361	$1,046,920
10/18	$1,214,861	$1,306,231	$1,300,045	$1,038,647
11/18	$1,230,174	$1,321,070	$1,319,058	$1,044,847
12/18	$1,166,445	$1,220,618	$1,226,151	$1,064,042
1/19	$1,207,572	$1,315,589	$1,322,967	$1,075,342
2/19	$1,227,698	$1,355,149	$1,358,353	$1,074,719
3/19	$1,240,824	$1,372,948	$1,375,436	$1,095,355
4/19	$1,254,825	$1,421,632	$1,421,878	$1,095,636
5/19	$1,222,448	$1,339,602	$1,337,534	$1,115,085
6/19	$1,260,075	$1,427,875	$1,425,115	$1,129,088
7/19	$1,261,825	$1,434,948	$1,429,291	$1,131,572
8/19	$1,263,576	$1,405,597	$1,395,385	$1,160,893
9/19	$1,267,951	$1,435,509	$1,424,746	$1,154,710
10/19	$1,280,202	$1,472,039	$1,463,739	$1,158,188
11/19	$1,295,077	$1,513,036	$1,499,471	$1,157,598
12/19	$1,316,033	$1,558,364	$1,552,275	$1,156,792
1/20	$1,322,440	$1,548,879	$1,535,129	$1,179,053
2/20	$1,294,069	$1,417,959	$1,411,137	$1,200,275
3/20	$1,233,667	$1,230,303	$1,220,629	$1,193,211
4/20	$1,285,832	$1,364,706	$1,351,389	$1,214,422
5/20	$1,308,712	$1,430,633	$1,410,162	$1,220,076
6/20	$1,322,440	$1,468,474	$1,455,220	$1,227,762
7/20	$1,360,877	$1,538,728	$1,532,183	$1,246,101
8/20	$1,392,909	$1,641,537	$1,625,960	$1,236,043
9/20	$1,373,690	$1,584,906	$1,573,534	$1,235,365
10/20	$1,352,641	$1,536,289	$1,535,283	$1,229,849
11/20	$1,420,364	$1,732,721	$1,724,527	$1,241,916
12/20	$1,445,292	$1,806,183	$1,804,596	$1,243,628
1/21	$1,433,020	$1,788,231	$1,796,388	$1,234,711
2/21	$1,451,900	$1,834,054	$1,837,999	$1,216,881
3/21	$1,474,557	$1,895,077	$1,887,091	$1,201,686
4/21	$1,504,765	$1,983,274	$1,969,599	$1,211,180
5/21	$1,524,590	$2,011,844	$2,000,251	$1,215,137
6/21	$1,527,422	$2,041,834	$2,026,612	$1,223,674
7/21	$1,521,758	$2,078,405	$2,040,574	$1,237,356
8/21	$1,538,750	$2,130,133	$2,091,648	$1,235,000
9/21	$1,499,101	$2,041,689	$2,005,242	$1,224,308
10/21	$1,534,030	$2,157,331	$2,107,597	$1,223,970
11/21	$1,511,373	$2,110,057	$2,056,845	$1,227,591
12/21	$1,548,744	$2,200,242	$2,139,120	$1,224,450
1/22	$1,509,826	$2,083,825	$2,034,063	$1,198,071
2/22	$1,483,880	$2,031,122	$1,981,528	$1,184,705
3/22	$1,483,880	$2,086,863	$2,024,446	$1,151,791
4/22	$1,413,029	$1,913,501	$1,862,406	$1,108,083
5/22	$1,419,017	$1,914,950	$1,864,585	$1,115,228
6/22	$1,359,143	$1,749,073	$1,707,408	$1,097,732
7/22	$1,404,048	$1,887,943	$1,826,640	$1,124,555
8/22	$1,353,155	$1,809,012	$1,759,393	$1,092,778
9/22	$1,265,340	$1,640,847	$1,590,967	$1,045,563
10/22	$1,270,329	$1,758,681	$1,686,977	$1,032,021
11/22	$1,348,166	$1,880,962	$1,817,825	$1,069,974
12/22	$1,320,669	$1,801,083	$1,746,292	$1,065,148
1/23	$1,376,160	$1,928,521	$1,871,461	$1,097,916
2/23	$1,334,794	$1,882,162	$1,817,825	$1,069,529
3/23	$1,381,204	$1,940,320	$1,873,873	$1,096,698
4/23	$1,395,329	$1,974,333	$1,900,805	$1,103,344
5/23	$1,371,115	$1,954,622	$1,880,447	$1,091,330
6/23	$1,388,267	$2,072,834	$1,989,627	$1,087,438
7/23	$1,395,329	$2,142,466	$2,062,463	$1,086,680
8/23	$1,369,097	$2,091,291	$2,004,830	$1,079,739
9/23	$1,313,607	$2,001,077	$1,921,929	$1,052,301
10/23	$1,284,348	$1,943,014	$1,864,142	$1,035,695
11/23	$1,357,999	$2,125,175	$2,036,195	$1,082,597
12/23	$1,410,542	$2,229,509	$2,134,001	$1,124,038
1/24	$1,404,333	$2,256,264	$2,146,511	$1,120,951
2/24	$1,420,891	$2,351,925	$2,238,625	$1,105,114
3/24	$1,446,763	$2,427,503	$2,308,911	$1,115,319
4/24	$1,411,577	$2,337,334	$2,232,733	$1,087,147
5/24	$1,452,972	$2,441,701	$2,323,413	$1,105,578
6/24	$1,471,600	$2,491,384	$2,375,160	$1,116,045
7/24	$1,507,821	$2,535,289	$2,413,465	$1,142,112
8/24	$1,528,518	$2,602,298	$2,474,759	$1,158,524
9/24	$1,549,216	$2,649,956	$2,532,250	$1,174,036
10/24	$1,518,169	$2,597,389	$2,475,409	$1,144,922
11/24	$1,553,355	$2,716,574	$2,567,999	$1,157,027
12/24	$1,518,893	$2,645,779	$2,507,210	$1,138,091
1/25	$1,540,077	$2,739,145	$2,591,367	$1,144,129
2/25	$1,545,373	$2,719,430	$2,575,756	$1,169,302
3/25	$1,515,716	$2,598,360	$2,474,001	$1,169,742
4/25	$1,529,485	$2,621,452	$2,497,075	$1,174,339
5/25	$1,560,202	$2,776,620	$2,640,604	$1,165,931
6/25	$1,600,452	$2,896,440	$2,759,170	$1,183,858
7/25	$1,600,452	$2,933,725	$2,796,590	$1,180,736
8/25	$1,624,813	$3,010,252	$2,865,640	$1,194,858

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	6.30%	3.13%	4.97%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.79%
Current Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	10.68%	6.93%	7.51%
Prior Blended Index (60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI)	8.15%	4.39%	5.65%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Effective August 18, 2025, the Fund changed its primary prospectus benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI World Index and its benchmark from the Prior Blended Index to the Current Blended Index because the investment adviser believes they are more appropriate benchmarks for the Fund.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$257,964,242
# of Portfolio Holdings	242
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$3,002,195

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	2.9%
Exchange-Traded Funds	44.7%
Common Stocks	52.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eaton Vance Total Return Bond ETF	15.2%
Eaton Vance Mortgage Opportunities ETF	11.0%
Vanguard Emerging Markets Government Bond ETF	5.2%
iShares Core MSCI Emerging Markets ETF	4.2%
SPDR Portfolio High Yield Bond ETF	3.4%
Vanguard Intermediate-Term Treasury ETF	3.0%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.9%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.6%
Total	51.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 0.85% of the Fund's daily net assets for Class I. This agreement may be changed or terminated after January 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EIRAX-TSR-AR

Eaton Vance Equity Strategy Fund

(formerly, Eaton Vance RBA Equity Strategy Fund)

Class A ERBAX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Selection in large-cap stocks and an overweight exposure to small-cap stocks detracted from returns during the period

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, stock selection in the financials sector detracted from returns

↑ Selection in mid-cap stocks contributed to returns during the period

↑ Stock selection in the UK and an underweight allocation to Japan also contributed to returns

↑ On a sector basis, stock selection in the energy sector and an underweight allocation to the real estate sector contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index
8/15	$9,475	$10,000
9/15	$9,271	$9,638
10/15	$9,910	$10,394
11/15	$9,924	$10,308
12/15	$9,756	$10,122
1/16	$9,430	$9,512
2/16	$9,188	$9,446
3/16	$9,576	$10,147
4/16	$9,722	$10,296
5/16	$9,874	$10,309
6/16	$9,756	$10,247
7/16	$10,172	$10,688
8/16	$10,269	$10,724
9/16	$10,332	$10,790
10/16	$10,172	$10,607
11/16	$10,484	$10,688
12/16	$10,702	$10,918
1/17	$10,946	$11,217
2/17	$11,218	$11,532
3/17	$11,318	$11,673
4/17	$11,440	$11,855
5/17	$11,540	$12,116
6/17	$11,626	$12,172
7/17	$11,992	$12,512
8/17	$11,977	$12,560
9/17	$12,242	$12,802
10/17	$12,565	$13,068
11/17	$12,751	$13,321
12/17	$12,918	$13,536
1/18	$13,742	$14,299
2/18	$13,167	$13,699
3/18	$12,887	$13,406
4/18	$12,759	$13,534
5/18	$13,046	$13,551
6/18	$12,865	$13,477
7/18	$13,235	$13,884
8/18	$13,296	$13,993
9/18	$13,318	$14,054
10/18	$12,169	$13,000
11/18	$12,457	$13,191
12/18	$11,374	$12,262
1/19	$12,146	$13,230
2/19	$12,512	$13,584
3/19	$12,774	$13,754
4/19	$13,093	$14,219
5/19	$12,385	$13,375
6/19	$13,093	$14,251
7/19	$13,116	$14,293
8/19	$13,124	$13,954
9/19	$13,236	$14,247
10/19	$13,506	$14,637
11/19	$13,824	$14,995
12/19	$14,258	$15,523
1/20	$14,241	$15,351
2/20	$13,303	$14,111
3/20	$12,019	$12,206
4/20	$13,026	$13,514
5/20	$13,599	$14,102
6/20	$13,842	$14,552
7/20	$14,631	$15,322
8/20	$15,473	$16,260
9/20	$14,944	$15,735
10/20	$14,579	$15,353
11/20	$15,976	$17,245
12/20	$16,568	$18,046
1/21	$16,399	$17,964
2/21	$17,039	$18,380
3/21	$17,662	$18,871
4/21	$18,347	$19,696
5/21	$18,747	$20,003
6/21	$18,747	$20,266
7/21	$18,613	$20,406
8/21	$18,987	$20,916
9/21	$18,213	$20,052
10/21	$19,049	$21,076
11/21	$18,587	$20,568
12/21	$19,422	$21,391
1/22	$18,839	$20,341
2/22	$18,377	$19,815
3/22	$18,628	$20,244
4/22	$17,312	$18,624
5/22	$17,432	$18,646
6/22	$16,237	$17,074
7/22	$17,091	$18,266
8/22	$16,427	$17,594
9/22	$14,880	$15,910
10/22	$15,714	$16,870
11/22	$17,070	$18,178
12/22	$16,518	$17,463
1/23	$17,335	$18,715
2/23	$16,773	$18,178
3/23	$17,505	$18,739
4/23	$17,856	$19,008
5/23	$17,399	$18,804
6/23	$18,153	$19,896
7/23	$18,737	$20,625
8/23	$18,142	$20,048
9/23	$17,272	$19,219
10/23	$16,868	$18,641
11/23	$18,110	$20,362
12/23	$18,887	$21,340
1/24	$18,726	$21,465
2/24	$19,533	$22,386
3/24	$20,155	$23,089
4/24	$19,659	$22,327
5/24	$20,524	$23,234
6/24	$20,858	$23,752
7/24	$21,399	$24,135
8/24	$21,711	$24,748
9/24	$21,987	$25,323
10/24	$21,595	$24,754
11/24	$22,448	$25,680
12/24	$21,661	$25,072
1/25	$22,187	$25,914
2/25	$21,888	$25,758
3/25	$21,062	$24,740
4/25	$21,182	$24,971
5/25	$22,319	$26,406
6/25	$23,157	$27,592
7/25	$23,336	$27,966
8/25	$23,783	$28,656

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	9.53%	8.97%	9.63%
Class A with 5.25% Maximum Sales Charge	3.80%	7.80%	9.04%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$469,696,648
# of Portfolio Holdings	236
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,604,726

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 23.2%
Financials 17.8%
Industrials 10.5%
Exchange-Traded Funds 9.7%
Consumer Discretionary 9.0%
Health Care 8.1%
Communication Services 7.6%
Consumer Staples 4.4%
Short-Term Investments 3.1%
Utilities 2.2%
Energy 2.0%
Materials 1.8%
Real Estate 0.6%

Value	Value
Real Estate	0.6%
Materials	1.8%
Energy	2.0%
Utilities	2.2%
Short-Term Investments	3.1%
Consumer Staples	4.4%
Communication Services	7.6%
Health Care	8.1%
Consumer Discretionary	9.0%
Exchange-Traded Funds	9.7%
Industrials	10.5%
Financials	17.8%
Information Technology	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core MSCI Emerging Markets ETF	6.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
iShares MSCI Taiwan ETF	1.5%
Tesla, Inc.	1.1%
Total	31.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.10% of the Fund's daily net assets for Class A. This agreement may be changed or terminated after January 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ERBAX-TSR-AR

Eaton Vance Equity Strategy Fund

(formerly, Eaton Vance RBA Equity Strategy Fund)

Class C ERBCX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Selection in large-cap stocks and an overweight exposure to small-cap stocks detracted from returns during the period

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, stock selection in the financials sector detracted from returns

↑ Selection in mid-cap stocks contributed to returns during the period

↑ Stock selection in the UK and an underweight allocation to Japan also contributed to returns

↑ On a sector basis, stock selection in the energy sector and an underweight allocation to the real estate sector contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index
8/15	$10,000	$10,000
9/15	$9,782	$9,638
10/15	$10,451	$10,394
11/15	$10,451	$10,308
12/15	$10,274	$10,122
1/16	$9,928	$9,512
2/16	$9,662	$9,446
3/16	$10,067	$10,147
4/16	$10,215	$10,296
5/16	$10,362	$10,309
6/16	$10,237	$10,247
7/16	$10,664	$10,688
8/16	$10,760	$10,724
9/16	$10,819	$10,790
10/16	$10,642	$10,607
11/16	$10,966	$10,688
12/16	$11,184	$10,918
1/17	$11,433	$11,217
2/17	$11,713	$11,532
3/17	$11,811	$11,673
4/17	$11,932	$11,855
5/17	$12,030	$12,116
6/17	$12,105	$12,172
7/17	$12,483	$12,512
8/17	$12,460	$12,560
9/17	$12,725	$12,802
10/17	$13,049	$13,068
11/17	$13,231	$13,321
12/17	$13,401	$13,536
1/18	$14,247	$14,299
2/18	$13,638	$13,699
3/18	$13,346	$13,406
4/18	$13,203	$13,534
5/18	$13,488	$13,551
6/18	$13,290	$13,477
7/18	$13,670	$13,884
8/18	$13,725	$13,993
9/18	$13,733	$14,054
10/18	$12,539	$13,000
11/18	$12,831	$13,191
12/18	$11,711	$12,262
1/19	$12,490	$13,230
2/19	$12,864	$13,584
3/19	$13,129	$13,754
4/19	$13,444	$14,219
5/19	$12,706	$13,375
6/19	$13,428	$14,251
7/19	$13,444	$14,293
8/19	$13,444	$13,954
9/19	$13,552	$14,247
10/19	$13,826	$14,637
11/19	$14,133	$14,995
12/19	$14,575	$15,523
1/20	$14,548	$15,351
2/20	$13,577	$14,111
3/20	$12,256	$12,206
4/20	$13,272	$13,514
5/20	$13,856	$14,102
6/20	$14,089	$14,552
7/20	$14,889	$15,322
8/20	$15,725	$16,260
9/20	$15,186	$15,735
10/20	$14,808	$15,353
11/20	$16,210	$17,245
12/20	$16,800	$18,046
1/21	$16,626	$17,964
2/21	$17,259	$18,380
3/21	$17,873	$18,871
4/21	$18,561	$19,696
5/21	$18,946	$20,003
6/21	$18,937	$20,266
7/21	$18,799	$20,406
8/21	$19,166	$20,916
9/21	$18,368	$20,052
10/21	$19,203	$21,076
11/21	$18,717	$20,568
12/21	$19,548	$21,391
1/22	$18,951	$20,341
2/22	$18,477	$19,815
3/22	$18,714	$20,244
4/22	$17,386	$18,624
5/22	$17,489	$18,646
6/22	$16,285	$17,074
7/22	$17,129	$18,266
8/22	$16,449	$17,594
9/22	$14,895	$15,910
10/22	$15,718	$16,870
11/22	$17,067	$18,178
12/22	$16,500	$17,463
1/23	$17,312	$18,715
2/23	$16,738	$18,178
3/23	$17,453	$18,739
4/23	$17,799	$19,008
5/23	$17,334	$18,804
6/23	$18,059	$19,896
7/23	$18,633	$20,625
8/23	$18,027	$20,048
9/23	$17,160	$19,219
10/23	$16,749	$18,641
11/23	$17,973	$20,362
12/23	$18,722	$21,340
1/24	$18,559	$21,465
2/24	$19,341	$22,386
3/24	$19,948	$23,089
4/24	$19,446	$22,327
5/24	$20,286	$23,234
6/24	$20,613	$23,752
7/24	$21,127	$24,135
8/24	$21,418	$24,748
9/24	$21,675	$25,323
10/24	$21,278	$24,754
11/24	$22,107	$25,680
12/24	$21,320	$25,072
1/25	$21,827	$25,914
2/25	$21,513	$25,758
3/25	$20,694	$24,740
4/25	$20,790	$24,971
5/25	$21,899	$26,406
6/25	$22,706	$27,592
7/25	$22,863	$27,966
8/25	$23,627	$28,656

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.71%	8.16%	8.97%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	7.71%	8.16%	8.97%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$469,696,648
# of Portfolio Holdings	236
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,604,726

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.6%
Materials	1.8%
Energy	2.0%
Utilities	2.2%
Short-Term Investments	3.1%
Consumer Staples	4.4%
Communication Services	7.6%
Health Care	8.1%
Consumer Discretionary	9.0%
Exchange-Traded Funds	9.7%
Industrials	10.5%
Financials	17.8%
Information Technology	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core MSCI Emerging Markets ETF	6.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
iShares MSCI Taiwan ETF	1.5%
Tesla, Inc.	1.1%
Total	31.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.85% of the Fund's daily net assets for Class C. This agreement may be changed or terminated after January 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ERBCX-TSR-AR

Eaton Vance Equity Strategy Fund

(formerly, Eaton Vance RBA Equity Strategy Fund)

Class I ERBIX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Selection in large-cap stocks and an overweight exposure to small-cap stocks detracted from returns during the period

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, stock selection in the financials sector detracted from returns

↑ Selection in mid-cap stocks contributed to returns during the period

↑ Stock selection in the UK and an underweight allocation to Japan also contributed to returns

↑ On a sector basis, stock selection in the energy sector and an underweight allocation to the real estate sector contributed

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index
8/15	$1,000,000	$1,000,000
9/15	$978,525	$963,771
10/15	$1,047,244	$1,039,410
11/15	$1,047,960	$1,030,828
12/15	$1,031,066	$1,012,239
1/16	$996,649	$951,190
2/16	$971,019	$944,643
3/16	$1,012,759	$1,014,650
4/16	$1,028,137	$1,029,628
5/16	$1,044,248	$1,030,929
6/16	$1,031,799	$1,024,684
7/16	$1,076,469	$1,068,844
8/16	$1,086,721	$1,072,438
9/16	$1,093,311	$1,079,011
10/16	$1,076,469	$1,060,697
11/16	$1,110,154	$1,068,758
12/16	$1,134,022	$1,091,845
1/17	$1,159,054	$1,121,699
2/17	$1,188,638	$1,153,164
3/17	$1,199,257	$1,167,272
4/17	$1,212,911	$1,185,463
5/17	$1,224,289	$1,211,642
6/17	$1,232,633	$1,217,151
7/17	$1,272,077	$1,251,167
8/17	$1,271,319	$1,255,960
9/17	$1,299,385	$1,280,225
10/17	$1,333,519	$1,306,810
11/17	$1,353,241	$1,332,107
12/17	$1,371,287	$1,353,583
1/18	$1,459,550	$1,429,947
2/18	$1,398,569	$1,369,892
3/18	$1,368,880	$1,340,567
4/18	$1,356,042	$1,353,369
5/18	$1,386,533	$1,355,059
6/18	$1,367,275	$1,347,721
7/18	$1,407,395	$1,388,363
8/18	$1,414,616	$1,399,271
9/18	$1,416,221	$1,405,361
10/18	$1,294,258	$1,300,045
11/18	$1,325,551	$1,319,058
12/18	$1,210,760	$1,226,151
1/19	$1,292,888	$1,322,967
2/19	$1,332,682	$1,358,353
3/19	$1,360,623	$1,375,436
4/19	$1,394,490	$1,421,878
5/19	$1,319,135	$1,337,534
6/19	$1,395,337	$1,425,115
7/19	$1,397,877	$1,429,291
8/19	$1,399,570	$1,395,385
9/19	$1,411,424	$1,424,746
10/19	$1,441,058	$1,463,739
11/19	$1,474,925	$1,499,471
12/19	$1,521,527	$1,552,275
1/20	$1,520,601	$1,535,129
2/20	$1,420,586	$1,411,137
3/20	$1,282,602	$1,220,629
4/20	$1,390,952	$1,351,389
5/20	$1,452,998	$1,410,162
6/20	$1,478,928	$1,455,220
7/20	$1,563,200	$1,532,183
8/20	$1,653,029	$1,625,960
9/20	$1,597,465	$1,573,534
10/20	$1,559,496	$1,535,283
11/20	$1,708,593	$1,724,527
12/20	$1,772,241	$1,804,596
1/21	$1,755,128	$1,796,388
2/21	$1,823,583	$1,837,999
3/21	$1,890,137	$1,887,091
4/21	$1,964,298	$1,969,599
5/21	$2,007,082	$2,000,251
6/21	$2,008,033	$2,026,612
7/21	$1,993,772	$2,040,574
8/21	$2,034,655	$2,091,648
9/21	$1,951,938	$2,005,242
10/21	$2,042,261	$2,107,597
11/21	$1,991,870	$2,056,845
12/21	$2,082,207	$2,139,120
1/22	$2,020,839	$2,034,063
2/22	$1,971,314	$1,981,528
3/22	$1,999,307	$2,024,446
4/22	$1,858,268	$1,862,406
5/22	$1,871,187	$1,864,585
6/22	$1,743,068	$1,707,408
7/22	$1,835,659	$1,826,640
8/22	$1,764,601	$1,759,393
9/22	$1,598,799	$1,590,967
10/22	$1,689,237	$1,686,977
11/22	$1,834,582	$1,817,825
12/22	$1,775,014	$1,746,292
1/23	$1,863,993	$1,871,461
2/23	$1,803,533	$1,817,825
3/23	$1,882,245	$1,873,873
4/23	$1,921,031	$1,900,805
5/23	$1,873,119	$1,880,447
6/23	$1,952,972	$1,989,627
7/23	$2,016,854	$2,062,463
8/23	$1,952,972	$2,004,830
9/23	$1,860,571	$1,921,929
10/23	$1,817,222	$1,864,142
11/23	$1,951,831	$2,036,195
12/23	$2,034,369	$2,134,001
1/24	$2,018,233	$2,146,511
2/24	$2,105,119	$2,238,625
3/24	$2,173,387	$2,308,911
4/24	$2,120,014	$2,232,733
5/24	$2,214,347	$2,323,413
6/24	$2,251,584	$2,375,160
7/24	$2,309,921	$2,413,465
8/24	$2,343,434	$2,474,759
9/24	$2,373,224	$2,532,250
10/24	$2,331,022	$2,475,409
11/24	$2,424,114	$2,567,999
12/24	$2,340,300	$2,507,210
1/25	$2,398,452	$2,591,367
2/25	$2,364,853	$2,575,756
3/25	$2,276,978	$2,474,001
4/25	$2,289,901	$2,497,075
5/25	$2,413,959	$2,640,604
6/25	$2,504,418	$2,759,170
7/25	$2,525,094	$2,796,590
8/25	$2,572,908	$2,865,640

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	9.79%	9.25%	9.90%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$469,696,648
# of Portfolio Holdings	236
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,604,726

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.6%
Materials	1.8%
Energy	2.0%
Utilities	2.2%
Short-Term Investments	3.1%
Consumer Staples	4.4%
Communication Services	7.6%
Health Care	8.1%
Consumer Discretionary	9.0%
Exchange-Traded Funds	9.7%
Industrials	10.5%
Financials	17.8%
Information Technology	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core MSCI Emerging Markets ETF	6.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
iShares MSCI Taiwan ETF	1.5%
Tesla, Inc.	1.1%
Total	31.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 0.85% of the Fund's daily net assets for Class I. This agreement may be changed or terminated after January 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ERBIX-TSR-AR

Eaton Vance China Equity Fund

Class A EVCGX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An underweight position in Alibaba detracted as the stock rose on investor enthusiasm over potential growth of its cloud business and AI-related services

↓ An underweight position in toymaker Pop Mart as the stock rallied on the success of its Labubu doll blind boxes

↓ An overweight position in China State Construction International due to slower loan growth, increased credit provisions and macroeconomic uncertainty

↓ On a sector basis, stock selection in consumer discretionary, an underweight to information technology, and stock selection in consumer staples hurt returns

↑ An overweight position in container shipping company T.S. Lines which rallied on strong revenues and strategic expansions. No longer held as of August 31, 2025

↑ An overweight position in pharmaceutical company WuXi Biologics contributed as the stock rose on robust pipeline and global manufacturing expansion

↑ An overweight allocation to Luckin Coffee, rose in value on strong earnings and revenue growth and global store expansions. No longer held as of August 31, 2025

↑ On a sector basis, stock selection in industrials, underweight to and stock selection in energy, and underweight to utilities helped performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI China Index
8/15	$9,475	$10,000
9/15	$9,381	$9,807
10/15	$10,037	$10,697
11/15	$9,978	$10,336
12/15	$9,838	$10,202
1/16	$8,938	$8,904
2/16	$8,745	$8,679
3/16	$9,576	$9,712
4/16	$9,409	$9,693
5/16	$9,425	$9,620
6/16	$9,733	$9,723
7/16	$10,225	$10,062
8/16	$10,659	$10,804
9/16	$10,989	$11,077
10/16	$10,685	$10,862
11/16	$10,502	$10,732
12/16	$10,008	$10,293
1/17	$10,568	$10,992
2/17	$10,885	$11,381
3/17	$11,265	$11,624
4/17	$11,640	$11,934
5/17	$12,120	$12,563
6/17	$12,410	$12,853
7/17	$13,044	$13,995
8/17	$13,450	$14,585
9/17	$13,477	$14,736
10/17	$14,026	$15,322
11/17	$14,453	$15,561
12/17	$14,951	$15,859
1/18	$16,154	$17,839
2/18	$15,422	$16,697
3/18	$15,281	$16,147
4/18	$15,016	$16,143
5/18	$15,464	$16,440
6/18	$15,128	$15,582
7/18	$14,921	$15,193
8/18	$14,485	$14,616
9/18	$14,384	$14,412
10/18	$12,928	$12,759
11/18	$13,665	$13,694
12/18	$13,460	$12,865
1/19	$14,411	$14,288
2/19	$15,007	$14,781
3/19	$15,654	$15,141
4/19	$15,751	$15,478
5/19	$14,638	$13,453
6/19	$15,518	$14,533
7/19	$15,298	$14,454
8/19	$15,013	$13,849
9/19	$14,981	$13,846
10/19	$15,732	$14,405
11/19	$15,609	$14,662
12/19	$16,588	$15,883
1/20	$15,853	$15,120
2/20	$15,913	$15,267
3/20	$14,449	$14,260
4/20	$15,526	$15,161
5/20	$15,378	$15,086
6/20	$16,374	$16,441
7/20	$17,470	$17,994
8/20	$18,232	$19,015
9/20	$17,731	$18,495
10/20	$18,165	$19,474
11/20	$19,355	$20,014
12/20	$20,758	$20,568
1/21	$21,774	$22,082
2/21	$21,869	$21,853
3/21	$21,501	$20,480
4/21	$21,810	$20,764
5/21	$22,282	$20,924
6/21	$21,457	$20,944
7/21	$19,919	$18,045
8/21	$19,779	$18,046
9/21	$19,109	$17,139
10/21	$19,322	$17,680
11/21	$18,756	$16,624
12/21	$18,757	$16,100
1/22	$18,277	$15,625
2/22	$17,355	$15,016
3/22	$15,233	$13,815
4/22	$14,683	$13,251
5/22	$15,001	$13,407
6/22	$15,829	$14,287
7/22	$14,676	$12,930
8/22	$14,621	$12,959
9/22	$12,732	$11,073
10/22	$10,432	$9,211
11/22	$13,963	$11,948
12/22	$14,500	$12,569
1/23	$16,166	$14,050
2/23	$14,738	$12,593
3/23	$14,713	$13,161
4/23	$13,974	$12,483
5/23	$12,422	$11,430
6/23	$12,825	$11,883
7/23	$14,015	$13,162
8/23	$12,973	$11,983
9/23	$12,365	$11,653
10/23	$12,053	$11,157
11/23	$12,480	$11,438
12/23	$11,988	$11,162
1/24	$10,330	$9,978
2/24	$10,918	$10,815
3/24	$11,025	$10,917
4/24	$11,685	$11,637
5/24	$12,122	$11,916
6/24	$11,934	$11,691
7/24	$11,391	$11,536
8/24	$11,310	$11,652
9/24	$13,485	$14,437
10/24	$13,004	$13,583
11/24	$12,523	$12,981
12/24	$13,102	$13,330
1/25	$13,311	$13,452
2/25	$14,414	$15,035
3/25	$15,006	$15,332
4/25	$14,277	$14,678
5/25	$14,723	$15,080
6/25	$15,243	$15,640
7/25	$15,689	$16,391
8/25	$16,540	$17,201

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	46.20%	(1.93)%	5.72%
Class A with 5.25% Maximum Sales Charge	38.56%	(2.98)%	5.16%
MSCI China Index (net of foreign withholding taxes)	47.62%	(1.98)%	5.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$42,622,377
# of Portfolio Holdings	49
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$105,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Communication Services
27.4%
Consumer Discretionary
23.6%
Financials
20.5%
Information Technology
7.2%
Industrials
5.1%
Short-Term Investments
4.3%
Energy
2.9%
Health Care
2.4%
Materials
2.2%
Consumer Staples
2.2%
Real Estate
1.4%
Utilities
0.8%

Value	Value
Utilities	0.8%
Real Estate	1.4%
Consumer Staples	2.2%
Materials	2.2%
Health Care	2.4%
Energy	2.9%
Short-Term Investments	4.3%
Industrials	5.1%
Information Technology	7.2%
Financials	20.5%
Consumer Discretionary	23.6%
Communication Services	27.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.6%
China Construction Bank Corp., Class H	7.4%
Alibaba Group Holding Ltd.	6.3%
Xiaomi Corp., Class B	4.9%
Trip.com Group Ltd.	4.0%
PDD Holdings, Inc. ADR	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.7%
BYD Co. Ltd., Class H	2.4%
PICC Property & Casualty Co. Ltd., Class H	2.3%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EVCGX-TSR-AR

Eaton Vance China Equity Fund

Class C ECCGX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.25%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An underweight position in Alibaba detracted as the stock rose on investor enthusiasm over potential growth of its cloud business and AI-related services

↓ An underweight position in toymaker Pop Mart as the stock rallied on the success of its Labubu doll blind boxes

↓ An overweight position in China State Construction International due to slower loan growth, increased credit provisions and macroeconomic uncertainty

↓ On a sector basis, stock selection in consumer discretionary, an underweight to information technology, and stock selection in consumer staples hurt returns

↑ An overweight position in container shipping company T.S. Lines which rallied on strong revenues and strategic expansions. No longer held as of August 31, 2025

↑ An overweight position in pharmaceutical company WuXi Biologics contributed as the stock rose on robust pipeline and global manufacturing expansion

↑ An overweight allocation to Luckin Coffee, rose in value on strong earnings and revenue growth and global store expansions. No longer held as of August 31, 2025

↑ On a sector basis, stock selection in industrials, underweight to and stock selection in energy, and underweight to utilities helped performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI China Index
8/15	$10,000	$10,000
9/15	$9,892	$9,807
10/15	$10,580	$10,697
11/15	$10,509	$10,336
12/15	$10,361	$10,202
1/16	$9,405	$8,904
2/16	$9,197	$8,679
3/16	$10,061	$9,712
4/16	$9,883	$9,693
5/16	$9,894	$9,620
6/16	$10,211	$9,723
7/16	$10,724	$10,062
8/16	$11,173	$10,804
9/16	$11,513	$11,077
10/16	$11,184	$10,862
11/16	$10,983	$10,732
12/16	$10,463	$10,293
1/17	$11,043	$10,992
2/17	$11,368	$11,381
3/17	$11,757	$11,624
4/17	$12,140	$11,934
5/17	$12,633	$12,563
6/17	$12,929	$12,853
7/17	$13,579	$13,995
8/17	$13,997	$14,585
9/17	$14,014	$14,736
10/17	$14,577	$15,322
11/17	$15,012	$15,561
12/17	$15,517	$15,859
1/18	$16,756	$17,839
2/18	$15,991	$16,697
3/18	$15,835	$16,147
4/18	$15,556	$16,143
5/18	$16,010	$16,440
6/18	$15,647	$15,582
7/18	$15,427	$15,193
8/18	$14,967	$14,616
9/18	$14,856	$14,412
10/18	$13,340	$12,759
11/18	$14,091	$13,694
12/18	$13,879	$12,865
1/19	$14,845	$14,288
2/19	$15,449	$14,781
3/19	$16,109	$15,141
4/19	$16,201	$15,478
5/19	$15,051	$13,453
6/19	$15,939	$14,533
7/19	$15,704	$14,454
8/19	$15,406	$13,849
9/19	$15,363	$13,846
10/19	$16,123	$14,405
11/19	$15,988	$14,662
12/19	$16,981	$15,883
1/20	$16,218	$15,120
2/20	$16,277	$15,267
3/20	$14,767	$14,260
4/20	$15,859	$15,161
5/20	$15,698	$15,086
6/20	$16,702	$16,441
7/20	$17,809	$17,994
8/20	$18,578	$19,015
9/20	$18,058	$18,495
10/20	$18,483	$19,474
11/20	$19,692	$20,014
12/20	$21,100	$20,568
1/21	$22,128	$22,082
2/21	$22,208	$21,853
3/21	$21,823	$20,480
4/21	$22,120	$20,764
5/21	$22,586	$20,924
6/21	$21,735	$20,944
7/21	$20,169	$18,045
8/21	$20,016	$18,046
9/21	$19,326	$17,139
10/21	$19,527	$17,680
11/21	$18,940	$16,624
12/21	$18,933	$16,100
1/22	$18,441	$15,625
2/22	$17,500	$15,016
3/22	$15,345	$13,815
4/22	$14,785	$13,251
5/22	$15,099	$13,407
6/22	$15,922	$14,287
7/22	$14,751	$12,930
8/22	$14,692	$12,959
9/22	$12,783	$11,073
10/22	$10,468	$9,211
11/22	$14,005	$11,948
12/22	$14,533	$12,569
1/23	$16,188	$14,050
2/23	$14,750	$12,593
3/23	$14,714	$13,161
4/23	$13,972	$12,483
5/23	$12,408	$11,430
6/23	$12,805	$11,883
7/23	$13,981	$13,162
8/23	$12,932	$11,983
9/23	$12,326	$11,653
10/23	$12,001	$11,157
11/23	$12,417	$11,438
12/23	$11,912	$11,162
1/24	$10,271	$9,978
2/24	$10,845	$10,815
3/24	$10,944	$10,917
4/24	$11,596	$11,637
5/24	$12,011	$11,916
6/24	$11,823	$11,691
7/24	$11,280	$11,536
8/24	$11,191	$11,652
9/24	$13,336	$14,437
10/24	$12,852	$13,583
11/24	$12,367	$12,981
12/24	$12,930	$13,330
1/25	$13,130	$13,452
2/25	$14,213	$15,035
3/25	$14,784	$15,332
4/25	$14,052	$14,678
5/25	$14,483	$15,080
6/25	$14,984	$15,640
7/25	$15,415	$16,391
8/25	$16,485	$17,201

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	45.10%	(2.66)%	5.12%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	44.10%	(2.66)%	5.12%
MSCI China Index (net of foreign withholding taxes)	47.62%	(1.98)%	5.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$42,622,377
# of Portfolio Holdings	49
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$105,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.8%
Real Estate	1.4%
Consumer Staples	2.2%
Materials	2.2%
Health Care	2.4%
Energy	2.9%
Short-Term Investments	4.3%
Industrials	5.1%
Information Technology	7.2%
Financials	20.5%
Consumer Discretionary	23.6%
Communication Services	27.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.6%
China Construction Bank Corp., Class H	7.4%
Alibaba Group Holding Ltd.	6.3%
Xiaomi Corp., Class B	4.9%
Trip.com Group Ltd.	4.0%
PDD Holdings, Inc. ADR	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.7%
BYD Co. Ltd., Class H	2.4%
PICC Property & Casualty Co. Ltd., Class H	2.3%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECCGX-TSR-AR

Eaton Vance China Equity Fund

Class I EICGX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$154	1.25%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An underweight position in Alibaba detracted as the stock rose on investor enthusiasm over potential growth of its cloud business and AI-related services

↓ An underweight position in toymaker Pop Mart as the stock rallied on the success of its Labubu doll blind boxes

↓ An overweight position in China State Construction International due to slower loan growth, increased credit provisions and macroeconomic uncertainty

↓ On a sector basis, stock selection in consumer discretionary, an underweight to information technology, and stock selection in consumer staples hurt returns

↑ An overweight position in container shipping company T.S. Lines which rallied on strong revenues and strategic expansions. No longer held as of August 31, 2025

↑ An overweight position in pharmaceutical company WuXi Biologics contributed as the stock rose on robust pipeline and global manufacturing expansion

↑ An overweight allocation to Luckin Coffee, rose in value on strong earnings and revenue growth and global store expansions. No longer held as of August 31, 2025

↑ On a sector basis, stock selection in industrials, underweight to and stock selection in energy, and underweight to utilities helped performance

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI China Index
8/15	$1,000,000	$1,000,000
9/15	$990,135	$980,683
10/15	$1,060,228	$1,069,723
11/15	$1,053,998	$1,033,635
12/15	$1,039,788	$1,020,173
1/16	$944,561	$890,414
2/16	$924,195	$867,900
3/16	$1,012,266	$971,194
4/16	$995,202	$969,276
5/16	$996,853	$961,994
6/16	$1,029,880	$972,305
7/16	$1,082,722	$1,006,230
8/16	$1,128,960	$1,080,377
9/16	$1,163,637	$1,107,681
10/16	$1,131,712	$1,086,230
11/16	$1,112,446	$1,073,229
12/16	$1,060,372	$1,029,318
1/17	$1,120,424	$1,099,183
2/17	$1,154,343	$1,138,078
3/17	$1,194,934	$1,162,375
4/17	$1,234,413	$1,193,373
5/17	$1,286,125	$1,256,335
6/17	$1,317,263	$1,285,253
7/17	$1,385,100	$1,399,454
8/17	$1,427,915	$1,458,468
9/17	$1,431,808	$1,473,623
10/17	$1,490,192	$1,532,191
11/17	$1,535,787	$1,556,074
12/17	$1,589,049	$1,585,862
1/18	$1,717,269	$1,783,906
2/18	$1,640,088	$1,669,664
3/18	$1,625,772	$1,614,708
4/18	$1,597,763	$1,614,326
5/18	$1,645,690	$1,643,974
6/18	$1,610,212	$1,558,159
7/18	$1,589,049	$1,519,294
8/18	$1,542,990	$1,461,619
9/18	$1,532,409	$1,441,172
10/18	$1,377,425	$1,275,880
11/18	$1,456,473	$1,369,398
12/18	$1,435,392	$1,286,518
1/19	$1,536,746	$1,428,793
2/19	$1,600,435	$1,478,114
3/19	$1,670,287	$1,514,119
4/19	$1,680,559	$1,547,847
5/19	$1,562,769	$1,345,280
6/19	$1,656,590	$1,453,316
7/19	$1,633,306	$1,445,440
8/19	$1,603,859	$1,384,939
9/19	$1,600,435	$1,384,587
10/19	$1,681,244	$1,440,479
11/19	$1,668,232	$1,466,164
12/19	$1,773,453	$1,588,298
1/20	$1,695,452	$1,512,010
2/20	$1,702,543	$1,526,712
3/20	$1,545,832	$1,426,044
4/20	$1,661,415	$1,516,088
5/20	$1,646,524	$1,508,604
6/20	$1,753,598	$1,644,104
7/20	$1,871,308	$1,799,374
8/20	$1,953,563	$1,901,496
9/20	$1,900,381	$1,849,538
10/20	$1,947,181	$1,947,364
11/20	$2,075,528	$2,001,365
12/20	$2,226,600	$2,056,750
1/21	$2,336,131	$2,208,191
2/21	$2,347,084	$2,185,326
3/21	$2,307,966	$2,047,984
4/21	$2,341,608	$2,076,406
5/21	$2,392,461	$2,092,379
6/21	$2,304,837	$2,094,427
7/21	$2,140,541	$1,804,490
8/21	$2,125,676	$1,804,562
9/21	$2,053,699	$1,713,923
10/21	$2,077,169	$1,768,007
11/21	$2,016,928	$1,662,424
12/21	$2,017,016	$1,610,038
1/22	$1,966,014	$1,562,541
2/22	$1,867,302	$1,501,604
3/22	$1,639,442	$1,381,534
4/22	$1,580,215	$1,325,116
5/22	$1,614,764	$1,340,734
6/22	$1,704,428	$1,428,683
7/22	$1,580,215	$1,293,000
8/22	$1,575,279	$1,295,888
9/22	$1,372,097	$1,107,280
10/22	$1,124,494	$921,149
11/22	$1,505,358	$1,194,806
12/22	$1,564,023	$1,256,949
1/23	$1,743,515	$1,405,025
2/23	$1,590,163	$1,259,255
3/23	$1,587,549	$1,316,123
4/23	$1,508,258	$1,248,250
5/23	$1,340,965	$1,143,000
6/23	$1,384,531	$1,188,349
7/23	$1,513,486	$1,316,200
8/23	$1,401,957	$1,198,329
9/23	$1,336,608	$1,165,330
10/23	$1,303,498	$1,115,658
11/23	$1,349,678	$1,143,776
12/23	$1,295,611	$1,116,202
1/24	$1,117,429	$997,751
2/24	$1,180,930	$1,081,504
3/24	$1,193,251	$1,091,705
4/24	$1,264,334	$1,163,713
5/24	$1,311,723	$1,191,626
6/24	$1,291,820	$1,169,110
7/24	$1,234,005	$1,153,579
8/24	$1,225,475	$1,165,169
9/24	$1,460,524	$1,443,699
10/24	$1,409,344	$1,358,314
11/24	$1,357,216	$1,298,050
12/24	$1,420,381	$1,332,961
1/25	$1,443,682	$1,345,233
2/25	$1,563,099	$1,503,469
3/25	$1,627,176	$1,533,229
4/25	$1,548,536	$1,467,761
5/25	$1,597,079	$1,507,986
6/25	$1,654,360	$1,564,007
7/25	$1,702,904	$1,639,141
8/25	$1,796,107	$1,720,062

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	46.56%	(1.67)%	6.03%
MSCI China Index (net of foreign withholding taxes)	47.62%	(1.98)%	5.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$42,622,377
# of Portfolio Holdings	49
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$105,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.8%
Real Estate	1.4%
Consumer Staples	2.2%
Materials	2.2%
Health Care	2.4%
Energy	2.9%
Short-Term Investments	4.3%
Industrials	5.1%
Information Technology	7.2%
Financials	20.5%
Consumer Discretionary	23.6%
Communication Services	27.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.6%
China Construction Bank Corp., Class H	7.4%
Alibaba Group Holding Ltd.	6.3%
Xiaomi Corp., Class B	4.9%
Trip.com Group Ltd.	4.0%
PDD Holdings, Inc. ADR	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.7%
BYD Co. Ltd., Class H	2.4%
PICC Property & Casualty Co. Ltd., Class H	2.3%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EICGX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class A ETHSX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$9,475	$10,000	$10,000	$10,000
9/15	$8,650	$9,631	$9,383	$9,753
10/15	$9,124	$10,394	$9,953	$10,575
11/15	$9,324	$10,343	$9,887	$10,607
12/15	$9,523	$10,161	$10,038	$10,439
1/16	$8,467	$9,553	$9,247	$9,921
2/16	$8,246	$9,482	$9,131	$9,908
3/16	$8,451	$10,125	$9,353	$10,580
4/16	$8,743	$10,286	$9,662	$10,621
5/16	$8,979	$10,343	$9,798	$10,812
6/16	$8,766	$10,227	$9,876	$10,840
7/16	$9,239	$10,660	$10,325	$11,240
8/16	$8,782	$10,668	$9,896	$11,255
9/16	$8,782	$10,725	$9,883	$11,257
10/16	$7,994	$10,517	$9,201	$11,052
11/16	$7,978	$10,669	$9,209	$11,461
12/16	$8,105	$10,924	$9,354	$11,688
1/17	$8,319	$11,188	$9,558	$11,910
2/17	$8,799	$11,498	$10,111	$12,383
3/17	$8,853	$11,621	$10,143	$12,397
4/17	$9,066	$11,793	$10,335	$12,524
5/17	$9,013	$12,042	$10,560	$12,701
6/17	$9,333	$12,088	$10,847	$12,780
7/17	$9,395	$12,378	$10,855	$13,043
8/17	$9,529	$12,395	$10,962	$13,082
9/17	$9,573	$12,673	$11,109	$13,352
10/17	$9,253	$12,913	$10,965	$13,664
11/17	$9,484	$13,193	$11,213	$14,083
12/17	$9,421	$13,371	$11,206	$14,240
1/18	$9,934	$14,077	$11,834	$15,055
2/18	$9,458	$13,494	$11,303	$14,500
3/18	$9,312	$13,200	$11,068	$14,132
4/18	$9,431	$13,351	$11,174	$14,186
5/18	$9,577	$13,435	$11,227	$14,527
6/18	$9,760	$13,429	$11,376	$14,617
7/18	$10,382	$13,848	$12,075	$15,161
8/18	$10,702	$14,019	$12,432	$15,655
9/18	$10,903	$14,097	$12,684	$15,744
10/18	$10,217	$13,062	$11,850	$14,668
11/18	$10,830	$13,211	$12,496	$14,967
12/18	$9,985	$12,206	$11,487	$13,615
1/19	$10,648	$13,156	$12,079	$14,706
2/19	$10,889	$13,551	$12,317	$15,179
3/19	$11,101	$13,729	$12,422	$15,474
4/19	$10,764	$14,216	$12,102	$16,100
5/19	$10,552	$13,396	$11,812	$15,077
6/19	$11,312	$14,279	$12,609	$16,139
7/19	$11,168	$14,349	$12,469	$16,371
8/19	$11,168	$14,056	$12,465	$16,112
9/19	$11,091	$14,355	$12,452	$16,414
10/19	$11,572	$14,720	$13,074	$16,769
11/19	$12,101	$15,130	$13,691	$17,378
12/19	$12,580	$15,584	$14,158	$17,902
1/20	$12,377	$15,489	$13,956	$17,895
2/20	$11,574	$14,180	$13,002	$16,422
3/20	$11,188	$12,303	$12,533	$14,394
4/20	$12,438	$13,647	$13,987	$16,239
5/20	$12,905	$14,306	$14,552	$17,012
6/20	$12,773	$14,685	$14,357	$17,351
7/20	$13,241	$15,387	$14,946	$18,329
8/20	$13,596	$16,415	$15,253	$19,647
9/20	$13,383	$15,849	$15,043	$18,900
10/20	$12,773	$15,363	$14,309	$18,397
11/20	$13,708	$17,327	$15,590	$20,411
12/20	$14,220	$18,062	$16,072	$21,196
1/21	$14,165	$17,882	$16,243	$20,982
2/21	$13,968	$18,341	$15,801	$21,561
3/21	$14,274	$18,951	$16,188	$22,505
4/21	$14,864	$19,833	$16,806	$23,706
5/21	$15,170	$20,118	$17,151	$23,872
6/21	$15,585	$20,418	$17,665	$24,429
7/21	$16,120	$20,784	$18,323	$25,009
8/21	$16,666	$21,301	$18,831	$25,770
9/21	$15,694	$20,417	$17,844	$24,571
10/21	$16,742	$21,573	$18,597	$26,292
11/21	$16,011	$21,101	$17,933	$26,110
12/21	$17,356	$22,002	$19,254	$27,280
1/22	$15,813	$20,838	$17,832	$25,869
2/22	$15,872	$20,311	$17,752	$25,094
3/22	$16,739	$20,869	$18,607	$26,026
4/22	$15,872	$19,135	$17,745	$23,756
5/22	$15,765	$19,150	$17,833	$23,800
6/22	$15,492	$17,491	$17,267	$21,835
7/22	$16,014	$18,879	$17,831	$23,849
8/22	$14,780	$18,090	$16,757	$22,876
9/22	$14,127	$16,408	$16,097	$20,769
10/22	$15,172	$17,587	$17,449	$22,451
11/22	$15,979	$18,810	$18,430	$23,706
12/22	$15,719	$18,011	$18,212	$22,340
1/23	$15,633	$19,285	$18,094	$23,743
2/23	$15,051	$18,822	$17,356	$23,164
3/23	$15,657	$19,403	$17,920	$24,015
4/23	$16,215	$19,743	$18,547	$24,389
5/23	$15,719	$19,546	$17,787	$24,495
6/23	$16,190	$20,728	$18,354	$26,114
7/23	$16,388	$21,425	$18,591	$26,953
8/23	$16,289	$20,913	$18,448	$26,524
9/23	$15,670	$20,011	$17,848	$25,259
10/23	$14,989	$19,430	$17,114	$24,728
11/23	$15,918	$21,252	$18,095	$26,986
12/23	$16,610	$22,295	$18,896	$28,212
1/24	$17,042	$22,563	$19,404	$28,686
2/24	$17,601	$23,519	$19,841	$30,218
3/24	$17,932	$24,275	$20,308	$31,190
4/24	$17,207	$23,373	$19,505	$29,916
5/24	$17,817	$24,417	$20,026	$31,400
6/24	$18,287	$24,914	$20,405	$32,527
7/24	$18,872	$25,353	$21,072	$32,922
8/24	$19,901	$26,023	$22,230	$33,721
9/24	$19,342	$26,500	$21,567	$34,441
10/24	$18,440	$25,974	$20,527	$34,129
11/24	$18,325	$27,166	$20,348	$36,132
12/24	$17,195	$26,458	$19,110	$35,271
1/25	$18,325	$27,391	$20,332	$36,253
2/25	$18,537	$27,194	$20,560	$35,780
3/25	$17,793	$25,984	$20,084	$33,764
4/25	$17,474	$26,215	$19,704	$33,535
5/25	$16,850	$27,766	$18,987	$35,646
6/25	$17,022	$28,964	$19,262	$37,459
7/25	$16,345	$29,337	$18,690	$38,299
8/25	$17,144	$30,103	$19,652	$39,076

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(13.86)%	4.74%	6.10%
Class A with 5.25% Maximum Sales Charge	(18.40)%	3.62%	5.53%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Pharmaceuticals 40.2%
Health Care Equipment 19.8%
Biotechnology 19.3%
Life Sciences Tools & Services 8.2%
Managed Health Care 4.4%
Health Care Supplies 3.4%
Health Care Distributors 2.2%
Metal, Glass & Plastic Containers 1.0%
Health Care Technology 0.8%
Health Care Services 0.6%
Short-Term Investments 0.1%

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ETHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class C ECHSX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$10,000	$10,000	$10,000	$10,000
9/15	$9,128	$9,631	$9,383	$9,753
10/15	$9,616	$10,394	$9,953	$10,575
11/15	$9,823	$10,343	$9,887	$10,607
12/15	$10,027	$10,161	$10,038	$10,439
1/16	$8,908	$9,553	$9,247	$9,921
2/16	$8,673	$9,482	$9,131	$9,908
3/16	$8,876	$10,125	$9,353	$10,580
4/16	$9,184	$10,286	$9,662	$10,621
5/16	$9,419	$10,343	$9,798	$10,812
6/16	$9,200	$10,227	$9,876	$10,840
7/16	$9,679	$10,660	$10,325	$11,240
8/16	$9,200	$10,668	$9,896	$11,255
9/16	$9,192	$10,725	$9,883	$11,257
10/16	$8,365	$10,517	$9,201	$11,052
11/16	$8,349	$10,669	$9,209	$11,461
12/16	$8,464	$10,924	$9,354	$11,688
1/17	$8,692	$11,188	$9,558	$11,910
2/17	$9,176	$11,498	$10,111	$12,383
3/17	$9,231	$11,621	$10,143	$12,397
4/17	$9,450	$11,793	$10,335	$12,524
5/17	$9,395	$12,042	$10,560	$12,701
6/17	$9,714	$12,088	$10,847	$12,780
7/17	$9,778	$12,378	$10,855	$13,043
8/17	$9,906	$12,395	$10,962	$13,082
9/17	$9,952	$12,673	$11,109	$13,352
10/17	$9,614	$12,913	$10,965	$13,664
11/17	$9,842	$13,193	$11,213	$14,083
12/17	$9,769	$13,371	$11,206	$14,240
1/18	$10,294	$14,077	$11,834	$15,055
2/18	$9,797	$13,494	$11,303	$14,500
3/18	$9,647	$13,200	$11,068	$14,132
4/18	$9,750	$13,351	$11,174	$14,186
5/18	$9,909	$13,435	$11,227	$14,527
6/18	$10,088	$13,429	$11,376	$14,617
7/18	$10,716	$13,848	$12,075	$15,161
8/18	$11,045	$14,019	$12,432	$15,655
9/18	$11,242	$14,097	$12,684	$15,744
10/18	$10,529	$13,062	$11,850	$14,668
11/18	$11,157	$13,211	$12,496	$14,967
12/18	$10,281	$12,206	$11,487	$13,615
1/19	$10,956	$13,156	$12,079	$14,706
2/19	$11,191	$13,551	$12,317	$15,179
3/19	$11,406	$13,729	$12,422	$15,474
4/19	$11,054	$14,216	$12,102	$16,100
5/19	$10,829	$13,396	$11,812	$15,077
6/19	$11,602	$14,279	$12,609	$16,139
7/19	$11,446	$14,349	$12,469	$16,371
8/19	$11,436	$14,056	$12,465	$16,112
9/19	$11,338	$14,355	$12,452	$16,414
10/19	$11,827	$14,720	$13,074	$16,769
11/19	$12,355	$15,130	$13,691	$17,378
12/19	$12,842	$15,584	$14,158	$17,902
1/20	$12,627	$15,489	$13,956	$17,895
2/20	$11,799	$14,180	$13,002	$16,422
3/20	$11,390	$12,303	$12,533	$14,394
4/20	$12,668	$13,647	$13,987	$16,239
5/20	$13,139	$14,306	$14,552	$17,012
6/20	$12,985	$14,685	$14,357	$17,351
7/20	$13,456	$15,387	$14,946	$18,329
8/20	$13,803	$16,415	$15,253	$19,647
9/20	$13,578	$15,849	$15,043	$18,900
10/20	$12,955	$15,363	$14,309	$18,397
11/20	$13,895	$17,327	$15,590	$20,411
12/20	$14,403	$18,062	$16,072	$21,196
1/21	$14,338	$17,882	$16,243	$20,982
2/21	$14,131	$18,341	$15,801	$21,561
3/21	$14,435	$18,951	$16,188	$22,505
4/21	$15,023	$19,833	$16,806	$23,706
5/21	$15,328	$20,118	$17,151	$23,872
6/21	$15,730	$20,418	$17,665	$24,429
7/21	$16,263	$20,784	$18,323	$25,009
8/21	$16,796	$21,301	$18,831	$25,770
9/21	$15,806	$20,417	$17,844	$24,571
10/21	$16,850	$21,573	$18,597	$26,292
11/21	$16,111	$21,101	$17,933	$26,110
12/21	$17,454	$22,002	$19,254	$27,280
1/22	$15,885	$20,838	$17,832	$25,869
2/22	$15,943	$20,311	$17,752	$25,094
3/22	$16,798	$20,869	$18,607	$26,026
4/22	$15,920	$19,135	$17,745	$23,756
5/22	$15,803	$19,150	$17,833	$23,800
6/22	$15,522	$17,491	$17,267	$21,835
7/22	$16,025	$18,879	$17,831	$23,849
8/22	$14,795	$18,090	$16,757	$22,876
9/22	$14,128	$16,408	$16,097	$20,769
10/22	$15,158	$17,587	$17,449	$22,451
11/22	$15,955	$18,810	$18,430	$23,706
12/22	$15,679	$18,011	$18,212	$22,340
1/23	$15,593	$19,285	$18,094	$23,743
2/23	$15,008	$18,822	$17,356	$23,164
3/23	$15,593	$19,403	$17,920	$24,015
4/23	$16,142	$19,743	$18,547	$24,389
5/23	$15,642	$19,546	$17,787	$24,495
6/23	$16,093	$20,728	$18,354	$26,114
7/23	$16,288	$21,425	$18,591	$26,953
8/23	$16,178	$20,913	$18,448	$26,524
9/23	$15,545	$20,011	$17,848	$25,259
10/23	$14,874	$19,430	$17,114	$24,728
11/23	$15,776	$21,252	$18,095	$26,986
12/23	$16,448	$22,295	$18,896	$28,212
1/24	$16,860	$22,563	$19,404	$28,686
2/24	$17,410	$23,519	$19,841	$30,218
3/24	$17,734	$24,275	$20,308	$31,190
4/24	$16,998	$23,373	$19,505	$29,916
5/24	$17,597	$24,417	$20,026	$31,400
6/24	$18,047	$24,914	$20,405	$32,527
7/24	$18,621	$25,353	$21,072	$32,922
8/24	$19,608	$26,023	$22,230	$33,721
9/24	$19,058	$26,500	$21,567	$34,441
10/24	$18,147	$25,974	$20,527	$34,129
11/24	$18,034	$27,166	$20,348	$36,132
12/24	$16,894	$26,458	$19,110	$35,271
1/25	$18,002	$27,391	$20,332	$36,253
2/25	$18,211	$27,194	$20,560	$35,780
3/25	$17,455	$25,984	$20,084	$33,764
4/25	$17,142	$26,215	$19,704	$33,535
5/25	$16,516	$27,766	$18,987	$35,646
6/25	$16,673	$28,964	$19,262	$37,459
7/25	$15,995	$29,337	$18,690	$38,299
8/25	$17,025	$30,103	$19,652	$39,076

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(14.44)%	3.98%	5.46%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(15.26)%	3.98%	5.46%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ECHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class I EIHSX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/15	$912,687	$963,116	$938,297	$975,257
10/15	$962,687	$1,039,437	$995,310	$1,057,523
11/15	$984,328	$1,034,265	$988,719	$1,060,668
12/15	$1,005,734	$1,016,085	$1,003,757	$1,043,940
1/16	$894,350	$955,299	$924,673	$992,135
2/16	$871,418	$948,189	$913,134	$990,796
3/16	$892,712	$1,012,532	$935,299	$1,058,010
4/16	$923,834	$1,028,554	$966,248	$1,062,112
5/16	$949,223	$1,034,331	$979,782	$1,081,185
6/16	$927,110	$1,022,741	$987,579	$1,083,987
7/16	$977,069	$1,065,950	$1,032,501	$1,123,952
8/16	$928,748	$1,066,836	$989,602	$1,125,530
9/16	$929,567	$1,072,503	$988,298	$1,125,743
10/16	$846,029	$1,051,747	$920,080	$1,105,208
11/16	$845,210	$1,066,870	$920,902	$1,146,139
12/16	$857,591	$1,092,399	$935,375	$1,168,794
1/17	$881,567	$1,118,764	$955,821	$1,190,962
2/17	$931,362	$1,149,802	$1,011,095	$1,238,250
3/17	$937,817	$1,162,050	$1,014,320	$1,239,694
4/17	$960,871	$1,179,256	$1,033,476	$1,252,426
5/17	$955,338	$1,204,203	$1,056,012	$1,270,051
6/17	$989,457	$1,208,836	$1,084,663	$1,277,978
7/17	$995,912	$1,237,766	$1,085,474	$1,304,257
8/17	$1,010,667	$1,239,509	$1,096,168	$1,308,249
9/17	$1,016,199	$1,267,329	$1,110,903	$1,335,236
10/17	$982,080	$1,291,279	$1,096,520	$1,366,394
11/17	$1,006,056	$1,319,258	$1,121,315	$1,408,302
12/17	$999,539	$1,337,099	$1,120,581	$1,423,960
1/18	$1,054,490	$1,407,698	$1,183,383	$1,505,487
2/18	$1,004,276	$1,349,381	$1,130,329	$1,449,999
3/18	$989,117	$1,319,969	$1,106,815	$1,413,150
4/18	$1,001,434	$1,335,137	$1,117,383	$1,418,572
5/18	$1,018,488	$1,343,504	$1,122,665	$1,452,735
6/18	$1,037,436	$1,342,863	$1,137,595	$1,461,676
7/18	$1,103,756	$1,384,805	$1,207,477	$1,516,070
8/18	$1,137,864	$1,401,939	$1,243,178	$1,565,472
9/18	$1,159,655	$1,409,746	$1,268,371	$1,574,382
10/18	$1,086,703	$1,306,231	$1,184,970	$1,466,773
11/18	$1,152,075	$1,321,070	$1,249,550	$1,496,664
12/18	$1,062,457	$1,220,618	$1,148,749	$1,361,529
1/19	$1,133,288	$1,315,589	$1,207,889	$1,470,636
2/19	$1,159,226	$1,355,149	$1,231,728	$1,517,855
3/19	$1,182,171	$1,372,948	$1,242,222	$1,547,350
4/19	$1,146,257	$1,421,632	$1,210,199	$1,610,001
5/19	$1,124,309	$1,339,602	$1,181,209	$1,507,689
6/19	$1,205,116	$1,427,875	$1,260,894	$1,613,945
7/19	$1,190,152	$1,434,948	$1,246,870	$1,637,141
8/19	$1,190,152	$1,405,597	$1,246,496	$1,611,208
9/19	$1,182,171	$1,435,509	$1,245,188	$1,641,355
10/19	$1,234,047	$1,472,039	$1,307,352	$1,676,906
11/19	$1,289,913	$1,513,036	$1,369,129	$1,737,776
12/19	$1,341,717	$1,558,364	$1,415,762	$1,790,225
1/20	$1,320,621	$1,548,879	$1,395,642	$1,789,523
2/20	$1,235,181	$1,417,959	$1,300,246	$1,642,211
3/20	$1,194,044	$1,230,303	$1,253,273	$1,439,377
4/20	$1,328,004	$1,364,706	$1,398,746	$1,623,896
5/20	$1,378,635	$1,430,633	$1,455,185	$1,701,239
6/20	$1,363,868	$1,468,474	$1,435,718	$1,735,072
7/20	$1,414,499	$1,538,728	$1,494,606	$1,832,904
8/20	$1,452,472	$1,641,537	$1,525,328	$1,964,654
9/20	$1,430,321	$1,584,906	$1,504,335	$1,890,004
10/20	$1,364,923	$1,536,289	$1,430,943	$1,839,742
11/20	$1,465,130	$1,732,721	$1,559,017	$2,041,127
12/20	$1,520,774	$1,806,183	$1,607,157	$2,119,605
1/21	$1,515,104	$1,788,231	$1,624,272	$2,098,206
2/21	$1,494,691	$1,834,054	$1,580,099	$2,156,064
3/21	$1,527,579	$1,895,077	$1,618,785	$2,250,490
4/21	$1,591,086	$1,983,274	$1,680,584	$2,370,596
5/21	$1,623,974	$2,011,844	$1,715,149	$2,387,153
6/21	$1,668,202	$2,041,834	$1,766,541	$2,442,880
7/21	$1,726,039	$2,078,405	$1,832,275	$2,500,911
8/21	$1,785,010	$2,130,133	$1,883,106	$2,576,953
9/21	$1,680,677	$2,041,689	$1,784,403	$2,457,099
10/21	$1,794,083	$2,157,331	$1,859,731	$2,629,248
11/21	$1,716,967	$2,110,057	$1,793,340	$2,611,030
12/21	$1,861,033	$2,200,242	$1,925,430	$2,728,046
1/22	$1,695,881	$2,083,825	$1,783,167	$2,586,878
2/22	$1,702,044	$2,031,122	$1,775,206	$2,509,423
3/22	$1,795,712	$2,086,863	$1,860,701	$2,602,597
4/22	$1,702,044	$1,913,501	$1,774,513	$2,375,645
5/22	$1,692,184	$1,914,950	$1,783,262	$2,380,004
6/22	$1,663,837	$1,749,073	$1,726,694	$2,183,549
7/22	$1,719,298	$1,887,943	$1,783,062	$2,384,882
8/22	$1,587,424	$1,809,012	$1,675,656	$2,287,622
9/22	$1,518,405	$1,640,847	$1,609,674	$2,076,935
10/22	$1,629,328	$1,758,681	$1,744,940	$2,245,087
11/22	$1,716,833	$1,880,962	$1,843,013	$2,370,551
12/22	$1,689,067	$1,801,083	$1,821,183	$2,233,973
1/23	$1,681,343	$1,928,521	$1,809,397	$2,374,343
2/23	$1,618,260	$1,882,162	$1,735,568	$2,316,411
3/23	$1,683,918	$1,940,320	$1,792,039	$2,401,456
4/23	$1,744,426	$1,974,333	$1,854,696	$2,438,939
5/23	$1,690,355	$1,954,622	$1,778,749	$2,449,541
6/23	$1,741,851	$2,072,834	$1,835,442	$2,611,395
7/23	$1,763,737	$2,142,466	$1,859,131	$2,695,286
8/23	$1,753,437	$2,091,291	$1,844,810	$2,652,373
9/23	$1,687,780	$2,001,077	$1,784,811	$2,525,913
10/23	$1,614,398	$1,943,014	$1,711,414	$2,472,802
11/23	$1,713,528	$2,125,175	$1,809,547	$2,698,631
12/23	$1,789,990	$2,229,509	$1,889,606	$2,821,232
1/24	$1,836,295	$2,256,264	$1,940,363	$2,868,641
2/24	$1,897,152	$2,351,925	$1,984,071	$3,021,814
3/24	$1,932,872	$2,427,503	$2,030,778	$3,119,039
4/24	$1,854,816	$2,337,334	$1,950,511	$2,991,643
5/24	$1,922,288	$2,441,701	$2,002,606	$3,139,983
6/24	$1,972,562	$2,491,384	$2,040,504	$3,252,652
7/24	$2,037,387	$2,535,289	$2,107,229	$3,292,245
8/24	$2,147,195	$2,602,298	$2,222,985	$3,372,104
9/24	$2,088,984	$2,649,956	$2,156,719	$3,444,122
10/24	$1,991,083	$2,597,389	$2,052,731	$3,412,889
11/24	$1,979,176	$2,716,574	$2,034,809	$3,613,229
12/24	$1,856,936	$2,645,779	$1,910,960	$3,527,096
1/25	$1,978,793	$2,739,145	$2,033,174	$3,625,317
2/25	$2,003,718	$2,719,430	$2,056,032	$3,578,013
3/25	$1,923,403	$2,598,360	$2,008,356	$3,376,413
4/25	$1,890,170	$2,621,452	$1,970,364	$3,353,517
5/25	$1,822,317	$2,776,620	$1,898,743	$3,564,604
6/25	$1,840,319	$2,896,440	$1,926,216	$3,745,873
7/25	$1,768,313	$2,933,725	$1,869,008	$3,829,942
8/25	$1,855,551	$3,010,252	$1,965,150	$3,907,580

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(13.58)%	5.02%	6.37%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

EIHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class R ERHSX

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.42%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$10,000	$10,000	$10,000	$10,000
9/15	$9,120	$9,631	$9,383	$9,753
10/15	$9,614	$10,394	$9,953	$10,575
11/15	$9,828	$10,343	$9,887	$10,607
12/15	$10,033	$10,161	$10,038	$10,439
1/16	$8,923	$9,553	$9,247	$9,921
2/16	$8,688	$9,482	$9,131	$9,908
3/16	$8,899	$10,125	$9,353	$10,580
4/16	$9,204	$10,286	$9,662	$10,621
5/16	$9,447	$10,343	$9,798	$10,812
6/16	$9,228	$10,227	$9,876	$10,840
7/16	$9,721	$10,660	$10,325	$11,240
8/16	$9,236	$10,668	$9,896	$11,255
9/16	$9,236	$10,725	$9,883	$11,257
10/16	$8,407	$10,517	$9,201	$11,052
11/16	$8,391	$10,669	$9,209	$11,461
12/16	$8,517	$10,924	$9,354	$11,688
1/17	$8,745	$11,188	$9,558	$11,910
2/17	$9,244	$11,498	$10,111	$12,383
3/17	$9,297	$11,621	$10,143	$12,397
4/17	$9,524	$11,793	$10,335	$12,524
5/17	$9,472	$12,042	$10,560	$12,701
6/17	$9,796	$12,088	$10,847	$12,780
7/17	$9,866	$12,378	$10,855	$13,043
8/17	$9,998	$12,395	$10,962	$13,082
9/17	$10,050	$12,673	$11,109	$13,352
10/17	$9,708	$12,913	$10,965	$13,664
11/17	$9,945	$13,193	$11,213	$14,083
12/17	$9,874	$13,371	$11,206	$14,240
1/18	$10,414	$14,077	$11,834	$15,055
2/18	$9,919	$13,494	$11,303	$14,500
3/18	$9,766	$13,200	$11,068	$14,132
4/18	$9,874	$13,351	$11,174	$14,186
5/18	$10,036	$13,435	$11,227	$14,527
6/18	$10,225	$13,429	$11,376	$14,617
7/18	$10,872	$13,848	$12,075	$15,161
8/18	$11,205	$14,019	$12,432	$15,655
9/18	$11,412	$14,097	$12,684	$15,744
10/18	$10,693	$13,062	$11,850	$14,668
11/18	$11,331	$13,211	$12,496	$14,967
12/18	$10,448	$12,206	$11,487	$13,615
1/19	$11,144	$13,156	$12,079	$14,706
2/19	$11,379	$13,551	$12,317	$15,179
3/19	$11,605	$13,729	$12,422	$15,474
4/19	$11,257	$14,216	$12,102	$16,100
5/19	$11,022	$13,396	$11,812	$15,077
6/19	$11,821	$14,279	$12,609	$16,139
7/19	$11,662	$14,349	$12,469	$16,371
8/19	$11,662	$14,056	$12,465	$16,112
9/19	$11,577	$14,355	$12,452	$16,414
10/19	$12,075	$14,720	$13,074	$16,769
11/19	$12,630	$15,130	$13,691	$17,378
12/19	$13,128	$15,584	$14,158	$17,902
1/20	$12,910	$15,489	$13,956	$17,895
2/20	$12,081	$14,180	$13,002	$16,422
3/20	$11,667	$12,303	$12,533	$14,394
4/20	$12,970	$13,647	$13,987	$16,239
5/20	$13,453	$14,306	$14,552	$17,012
6/20	$13,315	$14,685	$14,357	$17,351
7/20	$13,799	$15,387	$14,946	$18,329
8/20	$14,164	$16,415	$15,253	$19,647
9/20	$13,937	$15,849	$15,043	$18,900
10/20	$13,295	$15,363	$14,309	$18,397
11/20	$14,263	$17,327	$15,590	$20,411
12/20	$14,798	$18,062	$16,072	$21,196
1/21	$14,746	$17,882	$16,243	$20,982
2/21	$14,535	$18,341	$15,801	$21,561
3/21	$14,841	$18,951	$16,188	$22,505
4/21	$15,461	$19,833	$16,806	$23,706
5/21	$15,777	$20,118	$17,151	$23,872
6/21	$16,198	$20,418	$17,665	$24,429
7/21	$16,756	$20,784	$18,323	$25,009
8/21	$17,314	$21,301	$18,831	$25,770
9/21	$16,304	$20,417	$17,844	$24,571
10/21	$17,388	$21,573	$18,597	$26,292
11/21	$16,630	$21,101	$17,933	$26,110
12/21	$18,029	$22,002	$19,254	$27,280
1/22	$16,407	$20,838	$17,832	$25,869
2/22	$16,475	$20,311	$17,752	$25,094
3/22	$17,371	$20,869	$18,607	$26,026
4/22	$16,464	$19,135	$17,745	$23,756
5/22	$16,351	$19,150	$17,833	$23,800
6/22	$16,067	$17,491	$17,267	$21,835
7/22	$16,600	$18,879	$17,831	$23,849
8/22	$15,330	$18,090	$16,757	$22,876
9/22	$14,650	$16,408	$16,097	$20,769
10/22	$15,716	$17,587	$17,449	$22,451
11/22	$16,543	$18,810	$18,430	$23,706
12/22	$16,276	$18,011	$18,212	$22,340
1/23	$16,194	$19,285	$18,094	$23,743
2/23	$15,582	$18,822	$17,356	$23,164
3/23	$16,206	$19,403	$17,920	$24,015
4/23	$16,782	$19,743	$18,547	$24,389
5/23	$16,265	$19,546	$17,787	$24,495
6/23	$16,735	$20,728	$18,354	$26,114
7/23	$16,947	$21,425	$18,591	$26,953
8/23	$16,841	$20,913	$18,448	$26,524
9/23	$16,194	$20,011	$17,848	$25,259
10/23	$15,500	$19,430	$17,114	$24,728
11/23	$16,441	$21,252	$18,095	$26,986
12/23	$17,161	$22,295	$18,896	$28,212
1/24	$17,594	$22,563	$19,404	$28,686
2/24	$18,172	$23,519	$19,841	$30,218
3/24	$18,521	$24,275	$20,308	$31,190
4/24	$17,762	$23,373	$19,505	$29,916
5/24	$18,388	$24,417	$20,026	$31,400
6/24	$18,870	$24,914	$20,405	$32,527
7/24	$19,471	$25,353	$21,072	$32,922
8/24	$20,518	$26,023	$22,230	$33,721
9/24	$19,953	$26,500	$21,567	$34,441
10/24	$19,002	$25,974	$20,527	$34,129
11/24	$18,894	$27,166	$20,348	$36,132
12/24	$17,711	$26,458	$19,110	$35,271
1/25	$18,875	$27,391	$20,332	$36,253
2/25	$19,101	$27,194	$20,560	$35,780
3/25	$18,324	$25,984	$20,084	$33,764
4/25	$17,999	$26,215	$19,704	$33,535
5/25	$17,348	$27,766	$18,987	$35,646
6/25	$17,523	$28,964	$19,262	$37,459
7/25	$16,822	$29,337	$18,690	$38,299
8/25	$17,636	$30,103	$19,652	$39,076

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	(14.05)%	4.48%	5.83%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2025

ERHSX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance China Equity Fund (formerly, Eaton Vance Greater China Growth Fund), Eaton Vance All Asset Strategy Fund (formerly, Eaton Vance RBA All Asset Strategy Fund), Eaton Vance Equity Strategy Fund (formerly, Eaton Vance RBA Equity Strategy Fund) and Eaton Vance Worldwide Health Sciences Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended August 31, 2024 and August 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance China Equity Fund (formerly, Eaton Vance Greater China Growth Fund)

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$33,900	$33,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$33,900	$33,900

Eaton Vance All Asset Strategy Fund (formerly, Eaton Vance RBA All Asset Strategy Fund)

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Equity Strategy Fund (formerly, Eaton Vance RBA Equity Strategy Fund)

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Worldwide Health Sciences Fund

Fiscal Years Ended	8/31/24	8/31/25
Audit Fees	$68,200	$68,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$68,200	$68,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25
Audit Fees	$116,300	$30,700	$61,800	$172,300	$119,800	$33,900	$70,200	$172,300
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$116,300	$30,700	$61,800	$172,300	$119,800	$33,900	$70,200	$172,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
China Equity Fund (formerly, Eaton Vance Greater China Growth Fund)
Annual Financial Statements and
Additional Information
August 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
China Equity Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
China Equity Fund
August 31, 2025
Portfolio of Investments

Common Stocks — 94.0%
Security	Shares	Value
China — 94.0%
Automobile Components — 1.2%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	56,800	$ 501,259
		$ 501,259
Automobiles — 2.9%
BYD Co. Ltd., Class H	70,500	$ 994,600
Geely Automobile Holdings Ltd.	95,000	239,623
		$ 1,234,223
Banks — 14.2%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 222,053
Bank of Ningbo Co. Ltd., Class A	117,100	463,416
China Construction Bank Corp., Class H	3,220,000	3,116,322
China Merchants Bank Co. Ltd., Class H	116,000	721,019
Industrial & Commercial Bank of China Ltd., Class H	1,579,000	1,174,623
Postal Savings Bank of China Co. Ltd., Class H(1)	489,000	340,542
		$ 6,037,975
Beverages — 1.0%
Nongfu Spring Co. Ltd., Class H(1)	38,600	$ 249,669
Tsingtao Brewery Co. Ltd., Class H	26,000	169,078
		$ 418,747
Broadline Retail — 10.0%
Alibaba Group Holding Ltd.	158,200	$ 2,619,422
JD.com, Inc. ADR	9,739	302,591
PDD Holdings, Inc. ADR(2)	11,303	1,358,847
		$ 4,280,860
Capital Markets — 2.0%
China International Capital Corp. Ltd., Class H(1)	109,200	$ 299,553
Huatai Securities Co. Ltd., Class H(1)(3)	218,000	555,967
		$ 855,520
Construction & Engineering — 1.2%
China State Construction International Holdings Ltd.(3)	378,000	$ 518,171
		$ 518,171
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class H(3)	66,500	$ 210,025
		$ 210,025
Security	Shares	Value
Electrical Equipment — 1.8%
Contemporary Amperex Technology Co. Ltd., Class A	13,800	$ 592,010
NARI Technology Co. Ltd., Class A	53,100	162,066
		$ 754,076
Electronic Equipment, Instruments & Components — 0.6%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	11,615	$ 249,301
		$ 249,301
Entertainment — 2.7%
NetEase, Inc.	41,500	$ 1,137,962
		$ 1,137,962
Food Products — 1.1%
Foshan Haitian Flavouring & Food Co. Ltd., Class H(2)	105,100	$ 484,817
		$ 484,817
Gas Utilities — 0.4%
Kunlun Energy Co. Ltd.	174,000	$ 161,970
		$ 161,970
Health Care Equipment & Supplies — 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	$ 221,369
		$ 221,369
Hotels, Restaurants & Leisure — 5.5%
H World Group Ltd.	85,000	$ 317,888
Mixue Group, Class H(2)(3)	300	16,639
Trip.com Group Ltd.	22,700	1,680,420
Yum China Holdings, Inc.	6,900	310,926
		$ 2,325,873
Household Durables — 2.1%
Gree Electric Appliances, Inc., Class A	116,946	$ 698,805
Midea Group Co. Ltd., Class H	20,700	218,201
		$ 917,006
Independent Power and Renewable Electricity Producers — 0.5%
China Yangtze Power Co. Ltd., Class A	49,000	$ 193,015
		$ 193,015
Insurance — 4.0%
PICC Property & Casualty Co. Ltd., Class H	394,000	$ 952,207
Ping An Insurance Group Co. of China Ltd., Class H(3)	101,000	735,345
		$ 1,687,552

1
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Interactive Media & Services — 23.7%
Kuaishou Technology(1)(2)(3)	20,700	$ 202,888
Tencent Holdings Ltd.	127,800	9,897,401
		$10,100,289
Life Sciences Tools & Services — 1.8%
WuXi Biologics Cayman, Inc.(1)(2)	177,500	$ 763,582
		$ 763,582
Machinery — 1.0%
CRRC Corp. Ltd., Class H	545,000	$ 439,257
		$ 439,257
Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	193,200	$ 225,055
		$ 225,055
Metals & Mining — 1.7%
Zijin Mining Group Co. Ltd., Class H	220,000	$ 730,504
		$ 730,504
Oil, Gas & Consumable Fuels — 2.8%
China Shenhua Energy Co. Ltd., Class H(3)	137,500	$ 617,901
PetroChina Co. Ltd., Class H	612,000	592,604
		$ 1,210,505
Real Estate Management & Development — 1.4%
KE Holdings, Inc. ADR	33,216	$ 583,937
		$ 583,937
Semiconductors & Semiconductor Equipment — 1.6%
NAURA Technology Group Co. Ltd., Class A	13,500	$ 704,444
		$ 704,444
Specialty Retail — 0.6%
Pop Mart International Group Ltd.(1)	6,200	$ 257,718
		$ 257,718
Technology Hardware, Storage & Peripherals — 4.8%
Xiaomi Corp., Class B(1)(2)	299,800	$ 2,046,089
		$ 2,046,089
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.	29,800	$ 370,785
		$ 370,785
Transportation Infrastructure — 1.0%
China Merchants Port Holdings Co. Ltd.	222,000	$ 427,147
		$ 427,147
Total China (identified cost $22,419,286)		$40,049,033
Total Common Stocks (identified cost $22,419,286)		$40,049,033

Short-Term Investments — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(4)	1,813,577	$ 1,813,577
Total Short-Term Investments (identified cost $1,813,577)		$ 1,813,577
Total Investments — 98.2% (identified cost $24,232,863)		$41,862,610
Other Assets, Less Liabilities — 1.8%		$ 759,767
Net Assets — 100.0%		$42,622,377
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $5,217,267 or 12.2% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at August 31, 2025. The aggregate market value of securities on loan at August 31, 2025 was $2,561,139.
(4)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of August 31, 2025.

2
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI China Index	29	Long	9/19/25	$976,297	$107,203
					$107,203
Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Statement of Assets and Liabilities

August 31, 2025
Assets
Unaffiliated investments, at value (identified cost $22,419,286) — including $2,561,139 of securities on loan	$40,049,033
Affiliated investments, at value (identified cost $1,813,577)	1,813,577
Deposits for derivatives collateral — futures contracts	74,773
Foreign currency, at value (identified cost $29,490)	29,512
Dividends receivable	4,731
Dividends receivable from affiliated investments	6,635
Receivable for investments sold	680,944
Receivable for Fund shares sold	30,734
Securities lending income receivable	254
Receivable for variation margin on open futures contracts	56,100
Receivable from affiliates	24,348
Trustees' deferred compensation plan	11,900
Prepaid expenses	9,429
Total assets	$42,791,970
Liabilities
Payable for Fund shares redeemed	$23,036
Payable to affiliates:
Investment adviser fee	26,276
Administration fee	5,299
Distribution and service fees	8,188
Sub-transfer agency fee	3,669
Trustees' deferred compensation plan	11,900
Payable for custodian fee	11,310
Payable for transfer and dividend disbursing agent fees	9,836
Payable for legal and accounting services	54,390
Payable for registration fees	12,443
Accrued expenses	3,246
Total liabilities	$169,593
Net Assets	$42,622,377
Sources of Net Assets
Paid-in capital	$34,731,460
Distributable earnings	7,890,917
Net Assets	$42,622,377
Class A Shares
Net Assets	$38,104,110
Shares Outstanding	2,099,355
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.15
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.16
Class C Shares
Net Assets	$384,326
Shares Outstanding	23,720
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.20
4
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Statement of Assets and Liabilities — continued

August 31, 2025
Class I Shares
Net Assets	$4,133,941
Shares Outstanding	223,511
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.50
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Statement of Operations

Year Ended
August 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $68,167)	$921,753
Dividend income from affiliated investments	50,458
Securities lending income, net	1,896
Total investment income	$974,107
Expenses
Investment adviser fee	$281,898
Administration fee	56,380
Distribution and service fees:
Class A	83,142
Class C	3,425
Trustees’ fees and expenses	2,880
Custodian fee	35,716
Transfer and dividend disbursing agent fees	85,290
Legal and accounting services	99,172
Printing and postage	10,895
Registration fees	54,172
Miscellaneous	18,153
Total expenses	$731,123
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$176,098
Total expense reductions	$176,098
Net expenses	$555,025
Net investment income	$419,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(190,497)
Futures contracts	105,260
Foreign currency transactions	(7,815)
Net realized loss	$(93,052)
Change in unrealized appreciation (depreciation):
Investments	$13,357,879
Futures contracts	107,203
Foreign currency	266
Net change in unrealized appreciation (depreciation)	$13,465,348
Net realized and unrealized gain	$13,372,296
Net increase in net assets from operations	$13,791,378
6
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Statements of Changes in Net Assets

	Year Ended August 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$419,082	$860,962
Net realized loss	(93,052)	(9,226,868)
Net change in unrealized appreciation (depreciation)	13,465,348	2,858,315
Net increase (decrease) in net assets from operations	$13,791,378	$(5,507,591)
Distributions to shareholders:
Class A	$(655,566)	$(2,605,923)
Class C	(4,473)	(46,435)
Class I	(92,016)	(401,940)
Total distributions to shareholders	$(752,055)	$(3,054,298)
Transactions in shares of beneficial interest:
Class A	$(1,596,080)	$(5,456,536)
Class C	(116,640)	(168,072)
Class I	(816,851)	(1,302,331)
Net decrease in net assets from Fund share transactions	$(2,529,571)	$(6,926,939)
Net increase (decrease) in net assets	$10,509,752	$(15,488,828)
Net Assets
At beginning of year	$32,112,625	$47,601,453
At end of year	$42,622,377	$32,112,625
7
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Financial Highlights

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.69	$15.80	$18.88	$26.87	$27.28
Income (Loss) From Operations
Net investment income (loss)(1)	$0.17	$0.32(2)	$0.09	$0.03	$(0.02)
Net realized and unrealized gain (loss)	5.60	(2.29)	(2.09)	(6.71)	2.39
Total income (loss) from operations	$5.77	$(1.97)	$(2.00)	$(6.68)	$2.37
Less Distributions
From net investment income	$(0.31)	$(0.03)	$—	$—	$(0.07)
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.71)
Total distributions	$(0.31)	$(1.14)	$(1.08)	$(1.31)	$(2.78)
Net asset value — End of year	$18.15	$12.69	$15.80	$18.88	$26.87
Total Return(3)	46.20%	(12.81)%	(11.28)%	(26.08)%	8.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,104	$28,164	$40,926	$53,597	$84,359
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96%	1.93%(5)	1.68%	1.60%	1.73%
Net expenses	1.50%(6)	1.51%(5)(6)	1.50%(6)	1.53%(6)	1.73%
Net investment income (loss)	1.11%	2.33%(2)	0.52%	0.13%	(0.05)%
Portfolio Turnover	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.89%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.32	$14.30	$17.32	$24.93	$25.35
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.16(2)	$(0.04)	$(0.13)	$(0.21)
Net realized and unrealized gain (loss)	5.02	(2.03)	(1.90)	(6.17)	2.23
Total income (loss) from operations	$5.05	$(1.87)	$(1.94)	$(6.30)	$2.02
Less Distributions
From net investment income	$(0.17)	$—	$—	$—	$—
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.44)
Total distributions	$(0.17)	$(1.11)	$(1.08)	$(1.31)	$(2.44)
Net asset value — End of year	$16.20	$11.32	$14.30	$17.32	$24.93
Total Return(3)	45.10%	(13.47)%	(11.98)%	(26.60)%	7.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$384	$376	$669	$955	$1,460
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.71%	2.68%(5)	2.43%	2.35%	2.43%
Net expenses	2.25%(6)	2.26%(5)(6)	2.25%(6)	2.28%(6)	2.43%
Net investment income (loss)	0.19%	1.33%(2)	(0.26)%	(0.61)%	(0.77)%
Portfolio Turnover	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.18 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.11)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.93	$16.09	$19.15	$27.17	$27.55
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.29(2)	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	5.72	(2.26)	(2.10)	(6.78)	2.39
Total income (loss) from operations	$5.92	$(1.97)	$(1.98)	$(6.71)	$2.48
Less Distributions
From net investment income	$(0.35)	$(0.08)	$—	$—	$(0.15)
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.71)
Total distributions	$(0.35)	$(1.19)	$(1.08)	$(1.31)	$(2.86)
Net asset value — End of year	$18.50	$12.93	$16.09	$19.15	$27.17
Total Return(3)	46.56%	(12.59)%	(11.00)%	(25.89)%	8.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,134	$3,573	$6,006	$8,483	$24,472
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.72%	1.68%(5)	1.43%	1.35%	1.43%
Net expenses	1.25%(6)	1.26%(5)(6)	1.25%(6)	1.28%(6)	1.43%
Net investment income	1.24%	2.11%(2)	0.71%	0.29%	0.32%
Portfolio Turnover	48%	77%	34%	78%	10%
(1)	Computed using average shares outstanding.
(2)	Net investment income per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.67%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance China Equity Fund (formerly, Eaton Vance Greater China Growth Fund) (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
11

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

As of August 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
12

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2025 and August 31, 2024 was as follows:
	Year Ended August 31,
	2025	2024
Ordinary income	$752,055	$86,037
Long-term capital gains	$ —	$2,968,261
During the year ended August 31, 2025, distributable earnings was decreased by $43,941 and paid-in capital was increased by $43,941 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 401,472
Deferred capital losses	(10,015,108)
Net unrealized appreciation	17,504,553
Distributable earnings	$7,890,917
At August 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $10,015,108 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2025, $3,018,967 are short-term and $6,996,141 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,358,303
Gross unrealized appreciation	$17,835,872
Gross unrealized depreciation	(331,565)
Net unrealized appreciation	$17,504,307
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
13

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

For the year ended August 31, 2025, the investment adviser fee amounted to $281,898 or 0.75% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2025, the investment adviser fee paid was reduced by $1,689 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2025, the administration fee amounted to $56,380.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2026. Pursuant to this agreement, EVM and MSIM Company were allocated $174,409 in total of the Fund’s operating expenses for the year ended August 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2025, EVM earned $25,863 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $558 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2025 amounted to $83,142 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2025, the Fund paid or accrued to EVD $2,569 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2025 amounted to $856 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and $150 of CDSCs paid by Class C shareholders.
14

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $17,519,159 and $22,114,702, respectively, for the year ended August 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	235,999	$3,838,803	168,962	$ 2,092,843
Issued to shareholders electing to receive payments of distributions in Fund shares	41,293	574,801	171,002	2,276,037
Redemptions	(396,663)	(6,009,684)	(710,777)	(9,825,416)
Net decrease	(119,371)	$(1,596,080)	(370,813)	$(5,456,536)
Class C
Sales	6,058	$ 91,197	276	$ 3,309
Issued to shareholders electing to receive payments of distributions in Fund shares	358	4,473	3,889	46,435
Redemptions	(15,867)	(212,310)	(17,773)	(217,816)
Net decrease	(9,451)	$ (116,640)	(13,608)	$ (168,072)
Class I
Sales	110,947	$1,842,088	1,870,158	$24,265,028
Issued to shareholders electing to receive payments of distributions in Fund shares	6,334	89,688	28,995	392,303
Redemptions	(170,114)	(2,748,627)	(1,996,180)	(25,959,662)
Net decrease	(52,833)	$ (816,851)	(97,027)	$(1,302,331)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2025 is included in the Portfolio of Investments. At August 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to manage cash flows.
15

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$107,203(1)	$ —
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$105,260(1)	$107,203(2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended August 31, 2025, which is indicative of the volume of this derivative type, was approximately $375,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2025.
10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,561,139 and $2,689,864, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
16

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

11  Affiliated Investments
At August 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,813,577, which represents 4.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$707,855	$12,278,313	$(11,172,591)	$ —	$ —	$1,813,577	$50,458	1,813,577
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 11,463,306	$ —	$11,463,306
Consumer Discretionary	1,661,438	8,226,286	—	9,887,724
Consumer Staples	484,817	418,747	—	903,564
Energy	—	1,210,505	—	1,210,505
Financials	—	8,581,047	—	8,581,047
Health Care	—	984,951	—	984,951
Industrials	—	2,138,651	—	2,138,651
Information Technology	—	2,999,834	—	2,999,834
Materials	—	940,529	—	940,529
Real Estate	583,937	—	—	583,937
Utilities	—	354,985	—	354,985
Total Common Stocks	$2,730,192	$37,318,841*	$ —	$40,049,033
Short-Term Investments	$1,813,577	$ —	$ —	$ 1,813,577
Total Investments	$4,543,769	$ 37,318,841	$ —	$41,862,610
17

Eaton Vance
China Equity Fund
August 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ —	$ 107,203	$ —	$ 107,203
Total	$4,543,769	$ 37,426,044	$ —	$41,969,813
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the Fund.  Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
14  Name Change
Effective March 31, 2025, the name of Eaton Vance China Equity Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund's principal investment strategy was amended to remove Taiwan from the definition of the China region.
18

Eaton Vance
China Equity Fund
August 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance China Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance China Equity Fund (formerly, Eaton Vance Greater China Growth Fund) (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
19

Eaton Vance
China Equity Fund
August 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended August 31, 2025, the Fund designates approximately $607,222, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 1.85% qualifies for the corporate dividends received deduction.
Foreign Tax Credit. For the fiscal year ended August 31, 2025, the Fund paid foreign taxes of $60,606 and recognized foreign source income of $982,419.
20

Eaton Vance
China Equity Fund
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements[1] for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
21

Eaton Vance
China Equity Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
22

Eaton Vance
China Equity Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance China Equity Fund (formerly, Eaton Vance Greater China Growth Fund) (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Morgan Stanley Investment Management Company (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
23

Eaton Vance
China Equity Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
 In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

EVCGX-NCSR    8.31.25

Eaton Vance
Worldwide Health Sciences Fund
Annual Financial Statements and
Additional Information
August 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
Worldwide Health Sciences Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value
Biotechnology — 19.3%
AbbVie, Inc.	262,266	$ 55,180,766
argenx SE ADR(1)	17,543	12,494,124
Caris Life Sciences, Inc.(1)(2)	326,226	12,523,816
Centessa Pharmaceuticals PLC ADR(1)	146,529	2,460,222
CSL Ltd.	115,187	16,023,392
Gilead Sciences, Inc.	188,375	21,280,724
Neurocrine Biosciences, Inc.(1)	122,298	17,072,801
NewAmsterdam Pharma Co. NV(1)	115,421	2,775,875
Vertex Pharmaceuticals, Inc.(1)	53,839	21,052,126
		$160,863,846
Health Care Distributors — 2.2%
Amplifon SpA	225,283	$ 4,103,081
McKesson Corp.	20,541	14,104,272
		$ 18,207,353
Health Care Equipment — 19.7%
Abbott Laboratories	312,809	$ 41,497,242
Boston Scientific Corp.(1)	243,280	25,666,040
Edwards Lifesciences Corp.(1)	169,540	13,790,383
IDEXX Laboratories, Inc.(1)	25,410	16,442,557
Intuitive Surgical, Inc.(1)	55,020	26,040,691
Medtronic PLC	102,069	9,473,024
Straumann Holding AG	56,859	6,662,696
Stryker Corp.	64,081	25,081,944
		$164,654,577
Health Care Services — 0.6%
Option Care Health, Inc.(1)	178,995	$ 5,133,577
		$ 5,133,577
Health Care Supplies — 3.4%
Alcon AG	143,929	$ 11,470,126
Align Technology, Inc.(1)	35,095	4,982,086
Coloplast AS, Class B	30,860	2,968,623
Cooper Cos., Inc.(1)	128,221	8,641,454
		$ 28,062,289
Health Care Technology — 0.8%
HeartFlow, Inc.(1)	218,978	$ 6,897,807
		$ 6,897,807
Security	Shares	Value
Life Sciences Tools & Services — 8.1%
Danaher Corp.	100,636	$ 20,712,902
Lonza Group AG	25,269	17,933,120
Mettler-Toledo International, Inc.(1)	8,731	11,359,380
Thermo Fisher Scientific, Inc.	36,137	17,805,423
		$ 67,810,825
Managed Health Care — 4.4%
Humana, Inc.	28,499	$ 8,654,006
UnitedHealth Group, Inc.	91,226	28,268,201
		$ 36,922,207
Metal, Glass & Plastic Containers — 1.0%
AptarGroup, Inc.	60,073	$ 8,366,367
		$ 8,366,367
Pharmaceuticals — 40.1%
AstraZeneca PLC	318,544	$ 50,780,476
Bristol-Myers Squibb Co.	563,654	26,593,196
Eli Lilly & Co.	115,906	84,910,417
Johnson & Johnson	195,782	34,686,697
Merck & Co., Inc.	126,571	10,647,152
Novo Nordisk AS, Class B	506,331	28,612,467
Roche Holding AG PC	127,381	41,536,163
Royalty Pharma PLC, Class A	151,211	5,440,572
Sanofi SA	224,029	22,226,354
Zoetis, Inc.	184,111	28,794,959
		$334,228,453
Total Common Stocks (identified cost $486,247,348)		$831,147,301

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(3)	812,863	$ 812,863
Total Short-Term Investments (identified cost $812,863)		$ 812,863
Total Investments — 99.7% (identified cost $487,060,211)		$831,960,164
Other Assets, Less Liabilities — 0.3%		$ 2,160,914
Net Assets — 100.0%		$834,121,078

1
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Restricted security (see Note 8).
(3)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of August 31, 2025.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	84.6%	$705,629,702
United Kingdom	6.1	50,780,476
Denmark	3.8	31,581,090
Switzerland	2.9	24,595,816
Netherlands	1.8	15,269,999
Italy	0.5	4,103,081
Total Investments	99.7%	$831,960,164
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
2
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Statement of Assets and Liabilities

August 31, 2025
Assets
Unaffiliated investments, at value (identified cost $486,247,348)	$831,147,301
Affiliated investments, at value (identified cost $812,863)	812,863
Dividends receivable	926,848
Dividends receivable from affiliated investments	5,344
Receivable for Fund shares sold	39,188
Tax reclaims receivable	2,724,352
Receivable from affiliates	10,020
Trustees' deferred compensation plan	84,733
Total assets	$835,750,649
Liabilities
Payable for Fund shares redeemed	$528,578
Payable to affiliates:
Investment adviser fee	423,878
Administration fee	104,858
Distribution and service fees	158,354
Sub-transfer agency fee	18,359
Trustees' deferred compensation plan	84,733
Payable for transfer and dividend disbursing agent fees	103,263
Payable for legal and accounting services	104,181
Accrued expenses	103,367
Total liabilities	$1,629,571
Net Assets	$834,121,078
Sources of Net Assets
Paid-in capital	$456,979,289
Distributable earnings	377,141,789
Net Assets	$834,121,078
Class A Shares
Net Assets	$583,943,052
Shares Outstanding	45,250,944
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.90
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.61
Class C Shares
Net Assets	$17,713,373
Shares Outstanding	1,376,689
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.87
Class I Shares
Net Assets	$181,655,814
Shares Outstanding	13,558,190
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.40
3
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Statement of Assets and Liabilities — continued

August 31, 2025
Class R Shares
Net Assets	$50,808,839
Shares Outstanding	3,604,884
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.09
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Statement of Operations

Year Ended
August 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $592,066)	$13,686,481
Dividend income from affiliated investments	69,639
Interest income	4,964
Securities lending income, net	46,283
Total investment income	$13,807,367
Expenses
Investment adviser fee	$6,111,342
Administration fee	1,410,774
Distribution and service fees:
Class A	1,631,248
Class C	211,685
Class R	282,094
Trustees’ fees and expenses	57,933
Custodian fee	251,511
Transfer and dividend disbursing agent fees	736,181
Legal and accounting services	147,813
Printing and postage	34,711
Registration fees	70,791
Miscellaneous	94,297
Total expenses	$11,040,380
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$283,073
Total expense reductions	$283,073
Net expenses	$10,757,307
Net investment income	$3,050,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$55,621,696
Foreign currency transactions	(17,982)
Net realized gain	$55,603,714
Change in unrealized appreciation (depreciation):
Investments	$(210,135,974)
Foreign currency	159,738
Net change in unrealized appreciation (depreciation)	$(209,976,236)
Net realized and unrealized loss	$(154,372,522)
Net decrease in net assets from operations	$(151,322,462)
5
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Statements of Changes in Net Assets

	Year Ended August 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,050,060	$2,316,903
Net realized gain	55,603,714	35,006,685
Net change in unrealized appreciation (depreciation)	(209,976,236)	168,565,701
Net increase (decrease) in net assets from operations	$(151,322,462)	$205,889,289
Distributions to shareholders:
Class A	$(30,208,128)	$(16,988,889)
Class C	(963,793)	(607,410)
Class I	(9,938,999)	(5,264,238)
Class R	(2,264,964)	(1,256,108)
Total distributions to shareholders	$(43,375,884)	$(24,116,645)
Transactions in shares of beneficial interest:
Class A	$(58,555,740)	$(58,279,425)
Class C	(3,738,867)	(7,232,554)
Class I	(19,975,882)	2,394,549
Class R	(4,669,086)	(6,842,408)
Net decrease in net assets from Fund share transactions	$(86,939,575)	$(69,959,838)
Net increase (decrease) in net assets	$(281,637,921)	$111,812,806
Net Assets
At beginning of year	$1,115,758,999	$1,003,946,193
At end of year	$834,121,078	$1,115,758,999
6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Financial Highlights

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.66	$13.15	$12.45	$15.26	$13.38
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss)	(2.18)	2.81	1.22	(1.63)	2.80
Total income (loss) from operations	$(2.14)	$2.84	$1.26	$(1.60)	$2.84
Less Distributions
From net investment income	$(0.02)	$(0.02)	$(0.02)	$(0.04)	$(0.07)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.62)	$(0.33)	$(0.56)	$(1.21)	$(0.96)
Net asset value — End of year	$12.90	$15.66	$13.15	$12.45	$15.26
Total Return(2)	(13.86)%	22.17%	10.21%	(11.32)%	22.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$583,943	$777,744	$708,283	$703,965	$853,051
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.20%	1.19%	1.17%	1.21%	1.17%
Net expenses	1.17%(4)	1.16%(4)	1.13%(4)	1.20%(4)	1.16%
Net investment income	0.30%	0.21%	0.28%	0.22%	0.30%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.70	$13.27	$12.63	$15.44	$13.50
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.07)	$(0.06)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	(2.17)	2.81	1.24	(1.64)	2.84
Total income (loss) from operations	$(2.23)	$2.74	$1.18	$(1.72)	$2.77
Less Distributions
From net realized gain	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)
Total distributions	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)
Net asset value — End of year	$12.87	$15.70	$13.27	$12.63	$15.44
Total Return(2)	(14.44)%	21.20%	9.35%	(11.91)%	21.68%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,713	$26,079	$29,164	$39,615	$56,172
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.95%	1.94%	1.92%	1.96%	1.92%
Net expenses	1.92%(4)	1.91%(4)	1.88%(4)	1.95%(4)	1.91%
Net investment loss	(0.46)%	(0.54)%	(0.49)%	(0.54)%	(0.47)%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$16.23	$13.62	$12.88	$15.74	$13.77
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.07	$0.07	$0.07	$0.08
Net realized and unrealized gain (loss)	(2.25)	2.90	1.27	(1.69)	2.88
Total income (loss) from operations	$(2.17)	$2.97	$1.34	$(1.62)	$2.96
Less Distributions
From net investment income	$(0.06)	$(0.05)	$(0.06)	$(0.07)	$(0.10)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.66)	$(0.36)	$(0.60)	$(1.24)	$(0.99)
Net asset value — End of year	$13.40	$16.23	$13.62	$12.88	$15.74
Total Return(2)	(13.58)%	22.46%	10.46%	(11.07)%	22.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$181,656	$245,070	$203,614	$209,646	$221,892
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.95%	0.94%	0.92%	0.96%	0.92%
Net expenses	0.92%(4)	0.91%(4)	0.88%(4)	0.95%(4)	0.91%
Net investment income	0.56%	0.46%	0.52%	0.47%	0.55%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Financial Highlights — continued

	Class R
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$17.05	$14.31	$13.52	$16.45	$14.35
Income (Loss) From Operations
Net investment income (loss)(1)	$0.01	$(0.01)	$0.00(2)	$(0.00)(2)	$0.01
Net realized and unrealized gain (loss)	(2.37)	3.06	1.33	(1.76)	3.01
Total income (loss) from operations	$(2.36)	$3.05	$1.33	$(1.76)	$3.02
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.03)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)
Total distributions	$(0.60)	$(0.31)	$(0.54)	$(1.17)	$(0.92)
Net asset value — End of year	$14.09	$17.05	$14.31	$13.52	$16.45
Total Return(3)	(14.05)%	21.83%	9.86%	(11.46)%	22.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,809	$66,865	$62,885	$59,042	$70,502
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.45%	1.44%	1.42%	1.46%	1.42%
Net expenses	1.42%(5)	1.41%(5)	1.38%(5)	1.45%(5)	1.41%
Net investment income (loss)	0.05%	(0.04)%	0.03%	(0.02)%	0.05%
Portfolio Turnover	30%	15%	21%	27%	32%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax
11

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements — continued

return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
12

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2025 and August 31, 2024 was as follows:
	Year Ended August 31,
	2025	2024
Ordinary income	$2,102,751	$1,607,989
Long-term capital gains	$41,273,133	$22,508,656
During the year ended August 31, 2025, distributable earnings was decreased by $3,417,464 and paid-in capital was increased by $3,417,464 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,508,018
Undistributed long-term capital gains	35,851,125
Net unrealized appreciation	337,782,646
Distributable earnings	$377,141,789
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$494,471,583
Gross unrealized appreciation	$343,689,257
Gross unrealized depreciation	(6,200,676)
Net unrealized appreciation	$337,488,581
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the year ended August 31, 2025, the investment adviser fee, including an upward performance adjustment of $146,959, amounted to $6,111,342 or 0.65% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to
13

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements — continued

the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2025, the investment adviser fee paid was reduced by $2,184 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2025, the administration fee amounted to $1,410,774.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 1, 2026. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $280,889 in total of the Fund’s operating expenses for the year ended August 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2025, EVM earned $105,122 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,776 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2025 in the amount of $209. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2025 amounted to $1,631,248 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2025, the Fund paid or accrued to EVD $158,764 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended August 31, 2025, the Fund paid or accrued to EVD $141,047 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2025 amounted to $52,921 and $141,047 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2025, the Fund was informed that EVD received $237 and $699 of CDSCs paid by Class A and Class C shareholders, respectively.
14

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $287,746,237 and $414,447,980, respectively, for the year ended August 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	995,825	$13,528,246	1,416,252	$19,008,416
Issued to shareholders electing to receive payments of distributions in Fund shares	1,984,694	27,091,075	1,217,420	15,229,921
Redemptions	(7,402,605)	(99,175,061)	(6,815,509)	(92,517,762)
Net decrease	(4,422,086)	$(58,555,740)	(4,181,837)	$(58,279,425)
Class C
Sales	158,128	$ 2,156,471	158,774	$ 2,162,984
Issued to shareholders electing to receive payments of distributions in Fund shares	69,384	949,167	47,253	596,336
Redemptions	(511,770)	(6,844,505)	(743,065)	(9,991,874)
Net decrease	(284,258)	$(3,738,867)	(537,038)	$(7,232,554)
Class I
Sales	1,988,838	$27,983,692	2,213,993	$31,340,663
Issued to shareholders electing to receive payments of distributions in Fund shares	589,818	8,340,029	335,120	4,339,809
Redemptions	(4,118,614)	(56,299,603)	(2,397,349)	(33,285,923)
Net increase (decrease)	(1,539,958)	$(19,975,882)	151,764	$ 2,394,549
Class R
Sales	264,956	$ 3,912,119	341,278	$ 5,120,988
Issued to shareholders electing to receive payments of distributions in Fund shares	151,493	2,261,796	91,902	1,254,455
Redemptions	(732,602)	(10,843,001)	(905,848)	(13,217,851)
Net decrease	(316,153)	$(4,669,086)	(472,668)	$(6,842,408)
15

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements — continued

8  Restricted Securities
At August 31, 2025, the Fund owned the following security (representing 1.5% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Caris Life Sciences, Inc.	6/18/25	326,226	$5,480,094	$12,523,816
Total Restricted Securities			$5,480,094	$12,523,816
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2025.
10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At August 31, 2025, the Fund had no securities on loan.
11  Affiliated Investments
At August 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $812,863, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,285,435	$107,087,733	$(107,560,305)	$ —	$ —	$812,863	$69,639	812,863
16

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Notes to Financial Statements — continued

12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Biotechnology	$144,840,454	$ 16,023,392	$ —	$160,863,846
Health Care Distributors	14,104,272	4,103,081	—	18,207,353
Health Care Equipment	157,991,881	6,662,696	—	164,654,577
Health Care Services	5,133,577	—	—	5,133,577
Health Care Supplies	13,623,540	14,438,749	—	28,062,289
Health Care Technology	6,897,807	—	—	6,897,807
Life Sciences Tools & Services	49,877,705	17,933,120	—	67,810,825
Managed Health Care	36,922,207	—	—	36,922,207
Metal, Glass & Plastic Containers	8,366,367	—	—	8,366,367
Pharmaceuticals	191,072,993	143,155,460	—	334,228,453
Total Common Stocks	$628,830,803	$ 202,316,498*	$ —	$831,147,301
Short-Term Investments	$ 812,863	$ —	$ —	$ 812,863
Total Investments	$629,643,666	$ 202,316,498	$ —	$831,960,164
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s shares can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
17

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Worldwide Health Sciences Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Worldwide Health Sciences Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
18

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2025, the Fund designates approximately $13,907,283, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $54,922,602 or, if subsequently determined to be different, the net capital gain of such year.
19

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
20

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
21

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Worldwide Health Sciences Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities, particularly in managing health sciences portfolios and in the health care sector more broadly. The Board also considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
22

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
23

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ETHSX-NCSR    8.31.25

Eaton Vance
Equity Strategy Fund (formerly, Eaton Vance RBA Equity Strategy Fund)
Annual Financial Statements and
Additional Information
August 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
Equity Strategy Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Portfolio of Investments

Common Stocks — 88.1%
Security	Shares	Value
Aerospace & Defense — 3.1%
Airbus SE	4,849	$ 1,013,775
BAE Systems PLC	55,362	1,312,126
Boeing Co.(1)	4,089	959,607
General Dynamics Corp.	5,823	1,889,971
General Electric Co.	11,500	3,164,800
Howmet Aerospace, Inc.	8,677	1,510,666
Lockheed Martin Corp.	2,157	982,794
Northrop Grumman Corp.	2,681	1,581,897
Rolls-Royce Holdings PLC	66,597	960,351
RTX Corp.	7,667	1,215,986
		$ 14,591,973
Air Freight & Logistics — 0.2%
DSV A/S	4,082	$ 905,010
		$ 905,010
Automobiles — 1.6%
Ford Motor Co.	82,934	$ 976,133
Tesla, Inc.(1)	15,638	5,221,059
Toyota Motor Corp.	56,700	1,097,850
		$ 7,295,042
Banks — 6.2%
Banco Bilbao Vizcaya Argentaria SA	71,517	$ 1,301,538
Banco Santander SA	184,261	1,759,700
Bank of America Corp.	40,337	2,046,699
BNP Paribas SA	17,200	1,545,673
Citigroup, Inc.	10,088	974,198
Commerzbank AG	25,789	984,329
Fifth Third Bancorp	22,222	1,017,101
HSBC Holdings PLC	92,541	1,184,652
ING Groep NV	38,045	908,323
Intesa Sanpaolo SpA	157,449	991,228
JPMorgan Chase & Co.	13,748	4,143,922
KeyCorp	52,278	1,012,102
Mizuho Financial Group, Inc.	29,500	970,487
PNC Financial Services Group, Inc.	4,950	1,026,828
Societe Generale SA	13,935	859,913
Sumitomo Mitsui Financial Group, Inc.	34,200	931,457
Swedbank AB, Class A	72,935	2,052,600
U.S. Bancorp	22,929	1,119,623
Security	Shares	Value
Banks (continued)
UniCredit SpA	27,209	$ 2,104,472
Wells Fargo & Co.	24,537	2,016,451
		$ 28,951,296
Beverages — 0.7%
Coca-Cola Co.	32,744	$ 2,259,008
PepsiCo, Inc.	8,164	1,213,579
		$ 3,472,587
Biotechnology — 1.2%
AbbVie, Inc.	8,653	$ 1,820,591
Amgen, Inc.	3,248	934,482
Gilead Sciences, Inc.	16,669	1,883,097
Vertex Pharmaceuticals, Inc.(1)	2,657	1,038,940
		$ 5,677,110
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	55,973	$ 12,817,817
MercadoLibre, Inc.(1)	608	1,503,529
		$ 14,321,346
Building Products — 1.0%
Carrier Global Corp.	14,294	$ 931,969
Daikin Industries Ltd.	9,500	1,186,876
Johnson Controls International PLC	12,541	1,340,508
Trane Technologies PLC	2,715	1,128,354
		$ 4,587,707
Capital Markets — 3.7%
Ares Management Corp., Class A	5,021	$ 899,763
Brookfield Corp.	19,112	1,256,228
Charles Schwab Corp.	9,883	947,187
CME Group, Inc.	3,514	936,516
Coinbase Global, Inc., Class A(1)	2,964	902,657
Deutsche Bank AG	28,630	1,005,947
DWS Group GmbH & Co. KGaA(2)	14,890	924,756
Goldman Sachs Group, Inc.	1,670	1,244,568
Hamilton Lane, Inc., Class A	6,244	963,699
Houlihan Lokey, Inc.	4,973	990,870
Intercontinental Exchange, Inc.	5,342	943,397
KKR & Co., Inc.	6,731	938,907
Partners Group Holding AG	893	1,226,365
S&P Global, Inc.	4,478	2,455,914

1
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Capital Markets (continued)
TPG, Inc.(3)	17,085	$ 1,031,080
Tradeweb Markets, Inc., Class A	7,381	910,520
		$ 17,578,374
Chemicals — 1.5%
Corteva, Inc.	13,146	$ 975,302
Dow, Inc.	66,358	1,634,398
Evonik Industries AG	47,954	925,309
Linde PLC	2,788	1,333,472
LyondellBasell Industries NV, Class A	17,949	1,011,426
Shin-Etsu Chemical Co. Ltd.	30,300	922,859
		$ 6,802,766
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	4,239	$ 959,667
		$ 959,667
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	10,543	$ 1,439,646
Cisco Systems, Inc.	18,441	1,274,089
		$ 2,713,735
Construction & Engineering — 0.6%
API Group Corp.(1)	26,742	$ 954,155
Eiffage SA	6,450	811,703
Vinci SA	8,688	1,178,366
		$ 2,944,224
Consumer Finance — 0.5%
American Express Co.	3,271	$ 1,083,617
Capital One Financial Corp.	5,180	1,177,000
		$ 2,260,617
Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd.(3)	80,400	$ 975,336
Costco Wholesale Corp.	1,513	1,427,243
Sysco Corp.	11,998	965,479
Walmart, Inc.	38,173	3,702,018
		$ 7,070,076
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	49,460	$ 1,448,683
		$ 1,448,683
Security	Shares	Value
Electric Utilities — 1.8%
Constellation Energy Corp.	5,267	$ 1,622,131
Enel SpA	273,135	2,520,530
Entergy Corp.	16,301	1,435,955
Exelon Corp.	21,600	943,488
Iberdrola SA	65,750	1,239,446
NextEra Energy, Inc.	12,552	904,372
		$ 8,665,922
Electrical Equipment — 0.9%
Eaton Corp. PLC	4,824	$ 1,684,251
GE Vernova, Inc.	2,863	1,754,933
nVent Electric PLC	10,630	960,846
		$ 4,400,030
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	16,326	$ 1,094,332
Halma PLC	21,649	962,454
		$ 2,056,786
Energy Equipment & Services — 0.2%
Schlumberger NV	28,541	$ 1,051,450
		$ 1,051,450
Entertainment — 1.2%
Netflix, Inc.(1)	2,263	$ 2,734,270
Spotify Technology SA(1)	1,871	1,275,797
Walt Disney Co.	12,604	1,492,062
		$ 5,502,129
Financial Services — 4.7%
Apollo Global Management, Inc.	8,970	$ 1,221,983
Berkshire Hathaway, Inc., Class B(1)	7,476	3,760,279
Block, Inc.(1)	14,632	1,165,292
Corebridge Financial, Inc.	27,864	968,831
Enact Holdings, Inc.(3)	28,520	1,073,778
Equitable Holdings, Inc.	20,391	1,086,025
Mastercard, Inc., Class A	4,505	2,681,781
Mitsubishi HC Capital, Inc.(3)	275,500	2,259,990
ORIX Corp.	63,000	1,627,164
PayPal Holdings, Inc.(1)	16,826	1,181,017
Visa, Inc., Class A	13,986	4,919,995
		$ 21,946,135
Food Products — 0.9%
Conagra Brands, Inc.	50,074	$ 957,916

2
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Food Products (continued)
Danone SA	28,002	$ 2,337,252
JDE Peet's NV	30,778	1,127,132
		$ 4,422,300
Ground Transportation — 1.0%
CSX Corp.	26,408	$ 858,524
Uber Technologies, Inc.(1)	28,453	2,667,469
Union Pacific Corp.	4,318	965,375
		$ 4,491,368
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	18,225	$ 2,417,729
Boston Scientific Corp.(1)	27,608	2,912,644
EssilorLuxottica SA	6,888	2,101,083
Hoya Corp.	7,100	916,799
Intuitive Surgical, Inc.(1)	2,515	1,190,337
Stryker Corp.	2,491	975,002
		$ 10,513,594
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	6,347	$ 944,307
Cencora, Inc.	5,659	1,650,221
HCA Healthcare, Inc.	2,415	975,563
McKesson Corp.	2,319	1,592,318
UnitedHealth Group, Inc.	3,383	1,048,290
		$ 6,210,699
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(1)	7,717	$ 1,007,300
Amadeus IT Group SA	11,258	944,300
Booking Holdings, Inc.	290	1,623,724
Delivery Hero SE(1)(2)	34,704	920,662
DoorDash, Inc., Class A(1)	6,991	1,714,543
McDonald's Corp.	3,185	998,625
Starbucks Corp.	10,271	905,799
Whitbread PLC	23,447	998,218
		$ 9,113,171
Household Durables — 0.6%
DR Horton, Inc.	5,755	$ 975,357
Lennar Corp., Class A	7,232	962,869
Sony Group Corp.	33,700	921,059
		$ 2,859,285
Security	Shares	Value
Household Products — 0.6%
Procter & Gamble Co.	18,032	$ 2,831,745
		$ 2,831,745
Independent Power and Renewable Electricity Producers — 0.4%
Corp. ACCIONA Energias Renovables SA(3)	34,337	$ 923,888
Vistra Corp.	5,803	1,097,405
		$ 2,021,293
Industrial Conglomerates — 0.7%
Hitachi Ltd.	50,900	$ 1,371,419
Siemens AG	4,174	1,157,055
Smiths Group PLC	30,353	966,455
		$ 3,494,929
Insurance — 3.0%
Allianz SE	3,328	$ 1,407,020
Allstate Corp.	5,483	1,115,516
American International Group, Inc.	18,613	1,513,609
Arthur J. Gallagher & Co.	3,228	977,277
AXA SA	25,858	1,204,405
Hartford Insurance Group, Inc.	10,584	1,400,369
Markel Group, Inc.(1)	1,237	2,423,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,565	2,274,119
Phoenix Group Holdings PLC	166,349	1,532,199
		$ 13,847,871
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A	40,621	$ 8,648,617
Alphabet, Inc., Class C	23,213	4,956,672
Meta Platforms, Inc., Class A	15,063	11,127,038
		$ 24,732,327
IT Services — 1.3%
Accenture PLC, Class A	7,718	$ 2,006,448
Gartner, Inc.(1)	3,977	998,983
International Business Machines Corp.	5,243	1,276,618
Otsuka Corp.	45,100	926,239
Shopify, Inc., Class A(1)	7,536	1,064,429
		$ 6,272,717
Life Sciences Tools & Services — 0.6%
Danaher Corp.	4,547	$ 935,864
Thermo Fisher Scientific, Inc.	3,964	1,953,142
		$ 2,889,006

3
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Machinery — 1.3%
Caterpillar, Inc.	3,224	$ 1,350,985
Deere & Co.	1,934	925,690
Illinois Tool Works, Inc.	3,667	970,472
Otis Worldwide Corp.	12,513	1,080,873
PACCAR, Inc.	16,027	1,602,379
		$ 5,930,399
Media — 0.7%
Comcast Corp., Class A	33,652	$ 1,143,159
Fox Corp., Class B	22,174	1,209,592
News Corp., Class B(3)	27,766	940,434
		$ 3,293,185
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	34,054	$ 1,511,998
		$ 1,511,998
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.	87,830	$ 1,562,496
Chevron Corp.	7,365	1,182,819
ConocoPhillips	10,110	1,000,587
Exxon Mobil Corp.	12,696	1,451,026
Occidental Petroleum Corp.	21,499	1,023,567
Repsol SA	71,536	1,172,911
Targa Resources Corp.	5,901	989,952
		$ 8,383,358
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	23,818	$ 1,471,476
Deutsche Lufthansa AG	98,070	914,287
		$ 2,385,763
Pharmaceuticals — 2.8%
AstraZeneca PLC	8,065	$ 1,285,676
Eli Lilly & Co.	4,157	3,045,335
Johnson & Johnson	16,784	2,973,621
Merck & Co., Inc.	13,472	1,133,265
Novartis AG	20,335	2,573,843
Takeda Pharmaceutical Co. Ltd.	31,100	936,196
Zoetis, Inc.	6,858	1,072,591
		$ 13,020,527
Professional Services — 0.4%
Automatic Data Processing, Inc.	3,141	$ 955,021
Security	Shares	Value
Professional Services (continued)
Recruit Holdings Co. Ltd.	15,300	$ 875,516
		$ 1,830,537
Real Estate Management & Development — 0.2%
LEG Immobilien SE	11,217	$ 940,276
		$ 940,276
Semiconductors & Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.(1)	8,478	$ 1,378,777
Applied Materials, Inc.	5,812	934,337
ASML Holding NV	2,227	1,653,754
Broadcom, Inc.	24,987	7,430,884
Intel Corp.(1)(2)	40,170	978,139
Lam Research Corp.	9,611	962,542
Marvell Technology, Inc.	12,385	778,583
Micron Technology, Inc.	7,869	936,490
NVIDIA Corp.	131,497	22,904,147
Qualcomm, Inc.	7,988	1,283,911
Texas Instruments, Inc.	4,891	990,330
		$ 40,231,894
Software — 8.2%
Adobe, Inc.(1)	3,684	$ 1,314,083
Cadence Design Systems, Inc.(1)	2,668	934,947
Crowdstrike Holdings, Inc., Class A(1)	2,229	944,427
Intuit, Inc.	1,324	883,108
Microsoft Corp.	45,545	23,077,196
Oracle Corp.	9,644	2,180,798
Palantir Technologies, Inc., Class A(1)	11,362	1,780,539
Palo Alto Networks, Inc.(1)	5,395	1,027,856
Salesforce, Inc.	6,589	1,688,431
SAP SE	6,164	1,677,817
ServiceNow, Inc.(1)	2,304	2,113,828
Synopsys, Inc.(1)	1,520	917,350
		$ 38,540,380
Specialized REITs — 0.4%
American Tower Corp.	4,679	$ 953,814
VICI Properties, Inc.	29,516	997,051
		$ 1,950,865
Specialty Retail — 1.2%
AutoZone, Inc.(1)	235	$ 986,655
Home Depot, Inc.	5,502	2,238,048

4
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Specialty Retail (continued)
Industria de Diseno Textil SA	23,244	$ 1,149,633
Lowe's Cos., Inc.	4,459	1,150,689
		$ 5,525,025
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	82,400	$ 19,128,336
Western Digital Corp.	12,530	1,006,660
		$ 20,134,996
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG	4,814	$ 936,593
Lululemon Athletica, Inc.(1)	4,668	943,869
LVMH Moet Hennessy Louis Vuitton SE	1,660	980,120
NIKE, Inc., Class B	12,275	949,717
		$ 3,810,299
Tobacco — 0.7%
Altria Group, Inc.	17,521	$ 1,177,586
British American Tobacco PLC	18,013	1,022,915
Philip Morris International, Inc.	6,683	1,116,930
		$ 3,317,431
Trading Companies & Distributors — 0.7%
Diploma PLC	13,658	$ 997,046
Toyota Tsusho Corp.	37,600	1,000,739
United Rentals, Inc.	1,286	1,229,853
		$ 3,227,638
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	8,800	$ 944,980
		$ 944,980
Total Common Stocks (identified cost $230,634,538)		$413,882,521

Exchange-Traded Funds — 9.8%
Security	Shares	Value
Equity Funds — 9.8%
iShares Core MSCI Emerging Markets ETF	526,197	$ 32,671,572
iShares MSCI India ETF	70,876	3,684,134
iShares MSCI South Korea ETF(3)	34,853	2,517,781
iShares MSCI Taiwan ETF	120,744	7,102,162
Total Exchange-Traded Funds (identified cost $43,523,860)		$ 45,975,649
Short-Term Investments — 3.2%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(4)	10,425,633	$ 10,425,633
Total Affiliated Fund (identified cost $10,425,633)		$ 10,425,633

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(5)	4,443,148	$ 4,443,148
Total Securities Lending Collateral (identified cost $4,443,148)		$ 4,443,148
Total Short-Term Investments (identified cost $14,868,781)		$ 14,868,781
Total Investments — 101.1% (identified cost $289,027,179)		$474,726,951
Other Assets, Less Liabilities — (1.1)%		$ (5,030,303)
Net Assets — 100.0%		$469,696,648
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $2,823,557 or 0.6% of the Fund's net assets.
(3)	All or a portion of this security was on loan at August 31, 2025. The aggregate market value of securities on loan at August 31, 2025 was $5,331,401.
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of August 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

5
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	73.6%	$345,752,320
Japan	3.8	17,864,966
Germany	2.8	13,147,508
France	2.6	12,032,290
United Kingdom	2.4	11,222,092
Spain	1.8	8,491,416
Italy	1.2	5,616,230
Netherlands	0.8	3,689,209
Canada	0.5	2,320,657
Sweden	0.4	2,052,600
Ireland	0.4	2,006,448
Brazil	0.3	1,503,529
Switzerland	0.3	1,226,365
Republic of Korea	0.2	920,662
Denmark	0.2	905,010
Exchange-Traded Funds	9.8	45,975,649
Total Investments	101.1%	$474,726,951
Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Statement of Assets and Liabilities

August 31, 2025
Assets
Unaffiliated investments, at value (identified cost $278,601,546) — including $5,331,401 of securities on loan	$464,301,318
Affiliated investments, at value (identified cost $10,425,633)	10,425,633
Cash	275,877
Foreign currency, at value (identified cost $130,221)	130,379
Dividends receivable	596,679
Dividends receivable from affiliated investments	37,830
Receivable for Fund shares sold	113,525
Securities lending income receivable	3,048
Tax reclaims receivable	921,380
Receivable from affiliates	5,333
Trustees' deferred compensation plan	94,114
Total assets	$476,905,116
Liabilities
Collateral for securities loaned	$4,443,148
Payable for Fund shares redeemed	1,986,938
Payable to affiliates:
Investment adviser and administration fee	407,696
Distribution and service fees	49,990
Sub-transfer agency fee	1,459
Trustees' deferred compensation plan	94,114
Accrued expenses	225,123
Total liabilities	$7,208,468
Net Assets	$469,696,648
Sources of Net Assets
Paid-in capital	$218,859,763
Distributable earnings	250,836,885
Net Assets	$469,696,648
Class A Shares
Net Assets	$165,159,103
Shares Outstanding	8,311,908
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.87
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$20.97
Class C Shares
Net Assets	$16,066,613
Shares Outstanding	831,546
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.32
Class I Shares
Net Assets	$288,470,932
Shares Outstanding	14,487,891
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.91
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Statement of Operations

Year Ended
August 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $526,304)	$12,330,312
Dividend income from affiliated investments	579,623
Securities lending income, net	81,424
Other income	191,089
Total investment income	$13,182,448
Expenses
Investment adviser and administration fee	$5,628,631
Distribution and service fees:
Class A	429,241
Class C	191,292
Trustees’ fees and expenses	44,133
Custodian fee	197,025
Transfer and dividend disbursing agent fees	289,946
Legal and accounting services	100,447
Printing and postage	24,100
Registration fees	54,060
Miscellaneous	69,524
Total expenses	$7,028,399
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$23,905
Total expense reductions	$23,905
Net expenses	$7,004,494
Net investment income	$6,177,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$93,381,216
Foreign currency transactions	(131,048)
Capital gain distributions received	432,400
Net realized gain	$93,682,568
Change in unrealized appreciation (depreciation):
Investments	$(39,329,911)
Foreign currency	28,021
Net change in unrealized appreciation (depreciation)	$(39,301,890)
Net realized and unrealized gain	$54,380,678
Net increase in net assets from operations	$60,558,632
8
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Statements of Changes in Net Assets

	Year Ended August 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,177,954	$7,148,026
Net realized gain	93,682,568	23,730,081
Net change in unrealized appreciation (depreciation)	(39,301,890)	96,403,702
Net increase in net assets from operations	$60,558,632	$127,281,809
Distributions to shareholders:
Class A	$(6,442,090)	$(13,818,446)
Class C	(645,569)	(1,705,707)
Class I	(19,876,791)	(42,140,949)
Total distributions to shareholders	$(26,964,450)	$(57,665,102)
Transactions in shares of beneficial interest:
Class A	$(24,560,736)	$(6,984,858)
Class C	(6,447,767)	(4,964,961)
Class I	(254,547,920)	(62,319,861)
Net decrease in net assets from Fund share transactions	$(285,556,423)	$(74,269,680)
Net decrease in net assets	$(251,962,241)	$(4,652,973)
Net Assets
At beginning of year	$721,658,889	$726,311,862
At end of year	$469,696,648	$721,658,889
9
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Financial Highlights

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.84	$17.09	$16.35	$21.35	$17.83
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.15	$0.19	$0.18	$0.12
Net realized and unrealized gain (loss)	1.59	3.00	1.43	(2.70)	3.86
Total income (loss) from operations	$1.73	$3.15	$1.62	$(2.52)	$3.98
Less Distributions
From net investment income	$(0.11)	$(0.19)	$(0.09)	$(0.37)	$(0.09)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(0.70)	$(1.40)	$(0.88)	$(2.48)	$(0.46)
Net asset value — End of year	$19.87	$18.84	$17.09	$16.35	$21.35
Total Return(2)	9.53%	19.67%	10.44%	(13.48)%	22.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$165,159	$180,756	$170,105	$167,077	$198,721
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.20%	1.19%	1.20%	1.18%	1.21%
Net expenses	1.20%(4)	1.19%(4)	1.20%(4)	1.18%(4)	1.21%
Net investment income	0.75%	0.86%	1.13%	0.94%	0.63%
Portfolio Turnover	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.35	$16.65	$15.98	$20.90	$17.50
Income (Loss) From Operations
Net investment income (loss)(1)	$0.00(2)	$0.02	$0.07	$0.03	$(0.03)
Net realized and unrealized gain (loss)	1.55	2.93	1.39	(2.65)	3.80
Total income (loss) from operations	$1.55	$2.95	$1.46	$(2.62)	$3.77
Less Distributions
From net investment income	$—	$(0.04)	$—	$(0.19)	$—
From net realized gain	(0.58)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(0.58)	$(1.25)	$(0.79)	$(2.30)	$(0.37)
Net asset value — End of year	$19.32	$18.35	$16.65	$15.98	$20.90
Total Return(3)	8.71%	18.82%	9.59%	(14.18)%	21.88%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,067	$21,704	$24,526	$32,995	$54,977
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.95%	1.94%	1.95%	1.93%	1.96%
Net expenses	1.95%(5)	1.94%(5)	1.95%(5)	1.93%(5)	1.96%
Net investment income (loss)	0.00%(6)	0.12%	0.42%	0.17%	(0.15)%
Portfolio Turnover	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
(6)	Amount is less than 0.005%.
11
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.88	$17.12	$16.39	$21.40	$17.85
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.19	$0.22	$0.22	$0.17
Net realized and unrealized gain (loss)	1.59	3.01	1.44	(2.70)	3.87
Total income (loss) from operations	$1.78	$3.20	$1.66	$(2.48)	$4.04
Less Distributions
From net investment income	$(0.16)	$(0.23)	$(0.14)	$(0.42)	$(0.12)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)
Total distributions	$(0.75)	$(1.44)	$(0.93)	$(2.53)	$(0.49)
Net asset value — End of year	$19.91	$18.88	$17.12	$16.39	$21.40
Total Return(2)	9.79%	19.99%	10.68%	(13.27)%	23.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$288,471	$519,198	$531,680	$557,452	$667,963
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.95%	0.94%	0.95%	0.93%	0.96%
Net expenses	0.95%(4)	0.94%(4)	0.95%(4)	0.93%(4)	0.96%
Net investment income	1.01%	1.11%	1.36%	1.19%	0.87%
Portfolio Turnover	56%	35%	35%	33%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended August 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Equity Strategy Fund (formerly, Eaton Vance RBA Equity Strategy Fund and prior to February 3, 2025, Eaton Vance Richard Bernstein Equity Strategy Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the
13

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
14

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2025 and August 31, 2024 was as follows:
	Year Ended August 31,
	2025	2024
Ordinary income	$5,619,212	$8,713,937
Long-term capital gains	$21,345,238	$48,951,165
During the year ended August 31, 2025, distributable earnings was decreased by $24,905,279 and paid-in capital was increased by $24,905,279 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,696,217
Undistributed long-term capital gains	63,488,133
Net unrealized appreciation	184,652,535
Distributable earnings	$250,836,885
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$290,164,159
Gross unrealized appreciation	$186,066,523
Gross unrealized depreciation	(1,503,731)
Net unrealized appreciation	$184,562,792
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed as a percentage of the Fund’s average daily net assets and is payable monthly. Pursuant to an amendment to the investment advisory and administrative agreement dated August 18, 2025, EVM contractually agreed to reduce its investment advisory and administrative fee. The annual fee rates pursuant to the investment advisory and administrative agreement and amendment to the investment advisory and administrative agreement are as follows:
Average Daily Net Assets	Annual Fee Rate (Prior to August 18, 2025)	Annual Fee Rate (Effective August 18, 2025)
Up to $500 million	0.850%	0.750%
$500 million but less than $1 billion	0.800%	0.700%
$1 billion but less than $2.5 billion	0.775%	0.675%
$2.5 billion but less than $5 billion	0.750%	0.650%
$5 billion and over	0.730%	0.630%
For the year ended August 31, 2025, the investment adviser and administration fee amounted to $5,628,631 or 0.83% of the Fund’s average daily net assets. Prior to August 18, 2025, pursuant to an investment sub-advisory agreement, EVM delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM paid RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective August 18, 2025, the sub-advisory agreement between EVM and RBA was terminated.
15

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2025, the investment adviser and administration fee paid was reduced by $18,573 relating to the Fund’s investment in the Liquidity Fund.
Effective August 18, 2025, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.10%, 1.85% and 0.85% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $5,332 of the Fund’s operating expenses for the year ended August 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2025, EVM earned $9,137 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,131 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2025 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2025 amounted to $429,241 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2025, the Fund paid or accrued to EVD $143,469 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2025 amounted to $47,823 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2025, the Fund was informed that EVD received $927 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $365,019,365 and $663,874,390, respectively, for the year ended August 31, 2025.
16

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	857,396	$ 15,900,497	1,087,039	$ 18,363,923
Issued to shareholders electing to receive payments of distributions in Fund shares	191,912	3,483,194	443,440	7,272,419
Redemptions	(2,333,925)	(43,944,427)	(1,889,904)	(32,621,200)
Net decrease	(1,284,617)	$(24,560,736)	(359,425)	$ (6,984,858)
Class C
Sales	88,070	$ 1,572,425	151,972	$ 2,492,409
Issued to shareholders electing to receive payments of distributions in Fund shares	27,303	484,365	80,538	1,293,440
Redemptions	(466,751)	(8,504,557)	(522,288)	(8,750,810)
Net decrease	(351,378)	$ (6,447,767)	(289,778)	$ (4,964,961)
Class I
Sales	2,441,939	$ 45,314,349	4,433,039	$ 74,872,405
Issued to shareholders electing to receive payments of distributions in Fund shares	467,878	8,496,662	1,151,400	18,894,477
Redemptions	(15,925,473)	(308,358,931)	(9,134,668)	(156,086,743)
Net decrease	(13,015,656)	$(254,547,920)	(3,550,229)	$(62,319,861)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2025.
17

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,331,401 and $5,615,814, respectively. Collateral received was comprised of cash of $4,443,148 and U.S. government and/or agencies securities of $1,172,666. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,421,100	$ —	$ —	$ —	$4,421,100
Exchange-Traded Funds	22,048	—	—	—	22,048
Total	$4,443,148	$ —	$ —	$ —	$4,443,148
The carrying amount of the liability for collateral for securities loaned at August 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2025.
10  Affiliated Investments
At August 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,425,633, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,101,587	$211,389,495	$(217,065,449)	$ —	$ —	$10,425,633	$579,623	10,425,633
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
18

Eaton Vance
Equity Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 34,976,324	$ 944,980	$ —	$ 35,921,304
Consumer Discretionary	34,975,733	7,948,435	—	42,924,168
Consumer Staples	15,651,504	5,462,635	—	21,114,139
Energy	8,261,897	1,172,911	—	9,434,808
Financials	55,527,956	29,056,337	—	84,584,293
Health Care	30,497,339	7,813,597	—	38,310,936
Industrials	35,098,521	14,650,724	—	49,749,245
Information Technology	104,730,244	5,220,264	—	109,950,508
Materials	6,466,596	1,848,168	—	8,314,764
Real Estate	1,950,865	940,276	—	2,891,141
Utilities	6,003,351	4,683,864	—	10,687,215
Total Common Stocks	$334,140,330	$79,742,191*	$ —	$413,882,521
Exchange-Traded Funds	$ 45,975,649	$ —	$ —	$ 45,975,649
Short-Term Investments:
Affiliated Fund	10,425,633	—	—	10,425,633
Securities Lending Collateral	4,443,148	—	—	4,443,148
Total Investments	$394,984,760	$ 79,742,191	$ —	$474,726,951
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
13  Name Change
Effective August 18, 2025, the name of the Fund was changed from Eaton Vance RBA Equity Strategy Fund. Prior to February 3, 2025, the name of the Fund was Eaton Vance Richard Bernstein Equity Strategy Fund.
19

Eaton Vance
Equity Strategy Fund
August 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Equity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Equity Strategy Fund (formerly, Eaton Vance RBA Equity Strategy Fund and prior to February 3, 2025, Eaton Vance Richard Bernstein Equity Strategy Fund) (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
20

Eaton Vance
Equity Strategy Fund
August 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2025, the Fund designates approximately $10,517,495, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 70.41% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $93,398,876 or, if subsequently determined to be different, the net capital gain of such year.
21

Eaton Vance
Equity Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025 (the “June meeting”), the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
22

Eaton Vance
Equity Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
23

Eaton Vance
Equity Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance RBA Equity Strategy Fund (formerly, Eaton Vance Richard Bernstein Equity Strategy Fund) (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Richard Bernstein Advisors LLC (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
The Board noted that it had approved at the June meeting, to be effective on or about August 18, 2025, the termination of the sub-advisory agreement between the Adviser and the Sub-adviser on behalf of the Fund, the transition of portfolio management responsibilities from the Sub-adviser to the Adviser, an amendment to the investment advisory and administrative agreement between the Adviser and the Fund, and related changes (the “Fund Transition”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
As part of evaluating the Adviser’s capabilities in taking over direct portfolio management responsibility from the Adviser, the Board evaluated the capabilities and experience of the portfolio management team that would assume responsibility for the Fund. In this regard, the Board met with the portfolio managers and consider information relating to its track record in managing other products, the depth and experience of the team and other matters.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board noted that, in connection with the Fund Transition, it had approved changes to the Fund’s investment strategies to provide the Fund with the flexibility to achieve diversified, superior risk adjusted returns by dynamically allocating to multiple strategies, regions, sectors and factors in a changing and diverse growth cycle. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes approved by the Board in connection with the Fund Transition, to continue to monitor and evaluate the effectiveness of such changes over time.
24

Eaton Vance
Equity Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest. The Board considered the fact that, following discussions with the Contract Review Committee and in connection with the Fund Transition, the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective on or about August 18, 2025. The Board also considered the fact that the Adviser committed to waive fees or reimburse expenses of the Fund in an agreed upon amount, such arrangement to be effective on or about August 18, 2025.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
25

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ERBAX-NCSR    8.31.25

Eaton Vance
All Asset Strategy Fund (formerly, Eaton Vance RBA All Asset Strategy Fund)
Annual Financial Statements and
Additional Information
August 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2025
Eaton Vance
All Asset Strategy Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Portfolio of Investments

Common Stocks — 52.5%
Security	Shares	Value
Aerospace & Defense — 1.8%
Airbus SE	1,588	$ 332,002
BAE Systems PLC	18,106	429,128
Boeing Co.(1)	1,340	314,471
General Dynamics Corp.	1,908	619,280
General Electric Co.	3,770	1,037,504
Howmet Aerospace, Inc.	2,844	495,140
Lockheed Martin Corp.	707	322,130
Northrop Grumman Corp.	879	518,645
Rolls-Royce Holdings PLC	21,789	314,205
RTX Corp.	2,514	398,720
		$ 4,781,225
Air Freight & Logistics — 0.1%
DSV A/S	1,338	$ 296,645
		$ 296,645
Automobiles — 0.9%
Ford Motor Co.	27,185	$ 319,967
Tesla, Inc.(1)	5,126	1,711,418
Toyota Motor Corp.	18,600	360,141
		$ 2,391,526
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA	23,448	$ 426,730
Banco Santander SA	60,395	576,775
Bank of America Corp.	13,222	670,884
BNP Paribas SA	5,640	506,837
Citigroup, Inc.	3,307	319,357
Commerzbank AG	8,455	322,715
Fifth Third Bancorp	7,284	333,389
HSBC Holdings PLC	30,334	388,317
ING Groep NV	12,470	297,721
Intesa Sanpaolo SpA	51,563	324,617
JPMorgan Chase & Co.	4,506	1,358,199
KeyCorp	17,136	331,753
Mizuho Financial Group, Inc.	9,600	315,820
PNC Financial Services Group, Inc.	1,623	336,675
Societe Generale SA	4,564	281,639
Sumitomo Mitsui Financial Group, Inc.	11,200	305,038
Swedbank AB, Class A	23,912	672,952
U.S. Bancorp	7,515	366,957
Security	Shares	Value
Banks (continued)
UniCredit SpA	8,910	$ 689,141
Wells Fargo & Co.	8,043	660,974
		$ 9,486,490
Beverages — 0.4%
Coca-Cola Co.	10,733	$ 740,470
PepsiCo, Inc.	2,676	397,787
		$ 1,138,257
Biotechnology — 0.7%
AbbVie, Inc.	2,836	$ 596,694
Amgen, Inc.	1,065	306,411
Gilead Sciences, Inc.	5,464	617,268
Vertex Pharmaceuticals, Inc.(1)	871	340,579
		$ 1,860,952
Broadline Retail — 1.8%
Amazon.com, Inc.(1)	18,347	$ 4,201,463
MercadoLibre, Inc.(1)	200	494,582
		$ 4,696,045
Building Products — 0.6%
Carrier Global Corp.	4,685	$ 305,462
Daikin Industries Ltd.	3,000	374,803
Johnson Controls International PLC	4,111	439,425
Trane Technologies PLC	890	369,884
		$ 1,489,574
Capital Markets — 2.2%
Ares Management Corp., Class A	1,646	$ 294,963
Brookfield Corp.	6,300	414,098
Charles Schwab Corp.	3,239	310,426
CME Group, Inc.	1,152	307,019
Coinbase Global, Inc., Class A(1)	971	295,708
Deutsche Bank AG	9,380	329,577
DWS Group GmbH & Co. KGaA(2)	4,868	302,331
Goldman Sachs Group, Inc.	548	408,397
Hamilton Lane, Inc., Class A	2,047	315,934
Houlihan Lokey, Inc.	1,630	324,777
Intercontinental Exchange, Inc.	1,751	309,227
KKR & Co., Inc.	2,206	307,715
Partners Group Holding AG	293	402,380
S&P Global, Inc.	1,468	805,110

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Capital Markets (continued)
TPG, Inc.(3)	5,600	$ 337,960
Tradeweb Markets, Inc., Class A	2,419	298,408
		$ 5,764,030
Chemicals — 0.9%
Corteva, Inc.	4,310	$ 319,759
Dow, Inc.	21,752	535,752
Evonik Industries AG	15,722	303,368
Linde PLC	914	437,157
LyondellBasell Industries NV, Class A	5,884	331,563
Shin-Etsu Chemical Co. Ltd.	9,900	301,528
		$ 2,229,127
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	1,389	$ 314,456
		$ 314,456
Communications Equipment — 0.3%
Arista Networks, Inc.(1)	3,456	$ 471,917
Cisco Systems, Inc.	6,045	417,649
		$ 889,566
Construction & Engineering — 0.4%
API Group Corp.(1)	8,766	$ 312,771
Eiffage SA	2,115	266,163
Vinci SA	2,850	386,549
		$ 965,483
Consumer Finance — 0.3%
American Express Co.	1,072	$ 355,132
Capital One Financial Corp.	1,698	385,820
		$ 740,952
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.(3)	26,300	$ 319,046
Costco Wholesale Corp.	496	467,887
Sysco Corp.	3,932	316,408
Walmart, Inc.	12,513	1,213,511
		$ 2,316,852
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	16,212	$ 474,849
		$ 474,849
Security	Shares	Value
Electric Utilities — 1.1%
Constellation Energy Corp.	1,726	$ 531,573
Enel SpA	89,458	825,532
Entergy Corp.	5,343	470,665
Exelon Corp.	7,081	309,298
Iberdrola SA	21,556	406,350
NextEra Energy, Inc.	4,114	296,414
		$ 2,839,832
Electrical Equipment — 0.6%
Eaton Corp. PLC	1,582	$ 552,339
GE Vernova, Inc.	939	575,579
nVent Electric PLC	3,485	315,009
		$ 1,442,927
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	5,352	$ 358,744
Halma PLC	7,097	315,513
		$ 674,257
Energy Equipment & Services — 0.1%
Schlumberger NV	9,356	$ 344,675
		$ 344,675
Entertainment — 0.7%
Netflix, Inc.(1)	742	$ 896,522
Spotify Technology SA(1)	613	417,992
Walt Disney Co.	4,132	489,146
		$ 1,803,660
Financial Services — 2.8%
Apollo Global Management, Inc.	2,940	$ 400,516
Berkshire Hathaway, Inc., Class B(1)	2,451	1,232,804
Block, Inc.(1)	4,796	381,953
Corebridge Financial, Inc.	9,133	317,554
Enact Holdings, Inc.	9,349	351,990
Equitable Holdings, Inc.	6,684	355,990
Mastercard, Inc., Class A	1,477	879,243
Mitsubishi HC Capital, Inc.(3)	90,300	740,752
ORIX Corp.	20,600	532,057
PayPal Holdings, Inc.(1)	5,516	387,168
Visa, Inc., Class A	4,584	1,612,560
		$ 7,192,587
Food Products — 0.6%
Conagra Brands, Inc.	16,414	$ 314,000

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Food Products (continued)
Danone SA	9,181	$ 766,313
JDE Peet's NV(3)	10,091	369,546
		$ 1,449,859
Ground Transportation — 0.6%
CSX Corp.	8,657	$ 281,439
Uber Technologies, Inc.(1)	9,326	874,313
Union Pacific Corp.	1,416	316,575
		$ 1,472,327
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	5,974	$ 792,511
Boston Scientific Corp.(1)	9,050	954,775
EssilorLuxottica SA	2,261	689,685
Hoya Corp.	2,400	309,904
Intuitive Surgical, Inc.(1)	825	390,468
Stryker Corp.	816	319,391
		$ 3,456,734
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	2,080	$ 309,462
Cencora, Inc.	1,855	540,937
HCA Healthcare, Inc.	791	319,532
McKesson Corp.	760	521,846
UnitedHealth Group, Inc.	1,109	343,646
		$ 2,035,423
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(1)	2,529	$ 330,110
Amadeus IT Group SA(3)	3,691	309,594
Booking Holdings, Inc.	95	531,910
Delivery Hero SE(1)(2)	11,416	302,855
DoorDash, Inc., Class A(1)	2,291	561,868
McDonald's Corp.	1,044	327,336
Starbucks Corp.	3,367	296,936
Whitbread PLC	7,685	327,176
		$ 2,987,785
Household Durables — 0.4%
DR Horton, Inc.	1,886	$ 319,639
Lennar Corp., Class A	2,370	315,542
Sony Group Corp.	11,000	300,643
		$ 935,824
Security	Shares	Value
Household Products — 0.4%
Procter & Gamble Co.	5,911	$ 928,263
		$ 928,263
Independent Power and Renewable Electricity Producers — 0.3%
Corp. ACCIONA Energias Renovables SA(3)	11,248	$ 302,644
Vistra Corp.	1,902	359,687
		$ 662,331
Industrial Conglomerates — 0.4%
Hitachi Ltd.	16,700	$ 449,955
Siemens AG	1,368	379,217
Smiths Group PLC	9,941	316,526
		$ 1,145,698
Insurance — 1.8%
Allianz SE	1,091	$ 461,256
Allstate Corp.	1,797	365,600
American International Group, Inc.	6,101	496,133
Arthur J. Gallagher & Co.	1,058	320,310
AXA SA	8,478	394,885
Hartford Insurance Group, Inc.	3,469	458,983
Markel Group, Inc.(1)	405	793,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,169	745,707
Phoenix Group Holdings PLC	54,488	501,875
		$ 4,538,168
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	13,315	$ 2,834,897
Alphabet, Inc., Class C	7,609	1,624,750
Meta Platforms, Inc., Class A	4,938	3,647,700
		$ 8,107,347
IT Services — 0.8%
Accenture PLC, Class A	2,530	$ 657,724
Gartner, Inc.(1)	1,304	327,552
International Business Machines Corp.	1,718	418,316
Otsuka Corp.	14,700	301,900
Shopify, Inc., Class A(1)	2,500	353,115
		$ 2,058,607
Life Sciences Tools & Services — 0.4%
Danaher Corp.	1,490	$ 306,672
Thermo Fisher Scientific, Inc.	1,300	640,536
		$ 947,208

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Machinery — 0.7%
Caterpillar, Inc.	1,057	$ 442,925
Deere & Co.	634	303,458
Illinois Tool Works, Inc.	1,202	318,109
Otis Worldwide Corp.	4,101	354,245
PACCAR, Inc.	5,253	525,195
		$ 1,943,932
Media — 0.4%
Comcast Corp., Class A	11,031	$ 374,723
Fox Corp., Class B	7,269	396,524
News Corp., Class B(3)	9,101	308,251
		$ 1,079,498
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	11,162	$ 495,593
		$ 495,593
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	28,790	$ 512,174
Chevron Corp.	2,414	387,688
ConocoPhillips	3,314	327,987
Exxon Mobil Corp.	4,161	475,561
Occidental Petroleum Corp.	7,046	335,460
Repsol SA	23,462	384,685
Targa Resources Corp.	1,935	324,616
		$ 2,748,171
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	7,807	$ 482,317
Deutsche Lufthansa AG	32,144	299,672
		$ 781,989
Pharmaceuticals — 1.6%
AstraZeneca PLC	2,644	$ 421,492
Eli Lilly & Co.	1,362	997,774
Johnson & Johnson	5,502	974,789
Merck & Co., Inc.	4,416	371,474
Novartis AG	6,669	844,109
Takeda Pharmaceutical Co. Ltd.	10,200	307,048
Zoetis, Inc.	2,248	351,587
		$ 4,268,273
Professional Services — 0.2%
Automatic Data Processing, Inc.	1,029	$ 312,868
Security	Shares	Value
Professional Services (continued)
Recruit Holdings Co. Ltd.	5,000	$ 286,116
		$ 598,984
Real Estate Management & Development — 0.1%
LEG Immobilien SE	3,682	$ 308,647
		$ 308,647
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(1)	2,779	$ 451,949
Applied Materials, Inc.	1,905	306,248
ASML Holding NV	730	542,092
Broadcom, Inc.	8,191	2,435,921
Intel Corp.(1)	13,168	320,641
Lam Research Corp.	3,151	315,573
Marvell Technology, Inc.	4,060	255,232
Micron Technology, Inc.	2,580	307,046
NVIDIA Corp.	43,103	7,507,680
Qualcomm, Inc.	1,994	320,496
Texas Instruments, Inc.	1,603	324,575
		$ 13,087,453
Software — 4.9%
Adobe, Inc.(1)	1,207	$ 430,537
Cadence Design Systems, Inc.(1)	875	306,626
Crowdstrike Holdings, Inc., Class A(1)	730	309,301
Intuit, Inc.	435	290,145
Microsoft Corp.	14,929	7,564,375
Oracle Corp.	3,160	714,571
Palantir Technologies, Inc., Class A(1)	3,725	583,745
Palo Alto Networks, Inc.(1)	1,768	336,839
Salesforce, Inc.	2,160	553,500
SAP SE	2,021	550,109
ServiceNow, Inc.(1)	755	692,682
Synopsys, Inc.(1)	498	300,553
		$ 12,632,983
Specialized REITs — 0.2%
American Tower Corp.	1,534	$ 312,706
VICI Properties, Inc.	9,675	326,821
		$ 639,527
Specialty Retail — 0.7%
AutoZone, Inc.(1)	77	$ 323,287
Home Depot, Inc.	1,803	733,406

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Specialty Retail (continued)
Industria de Diseno Textil SA(3)	7,623	$ 377,028
Lowe's Cos., Inc.	1,462	377,284
		$ 1,811,005
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	27,010	$ 6,270,102
Western Digital Corp.	4,107	329,956
		$ 6,600,058
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	1,579	$ 307,204
Lululemon Athletica, Inc.(1)	1,530	309,366
LVMH Moet Hennessy Louis Vuitton SE	545	321,786
NIKE, Inc., Class B	4,024	311,337
		$ 1,249,693
Tobacco — 0.4%
Altria Group, Inc.	5,743	$ 385,987
British American Tobacco PLC	5,901	335,103
Philip Morris International, Inc.	2,190	366,015
		$ 1,087,105
Trading Companies & Distributors — 0.4%
Diploma PLC	4,477	$ 326,825
Toyota Tsusho Corp.	12,300	327,369
United Rentals, Inc.	422	403,576
		$ 1,057,770
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp.	2,900	$ 311,414
		$ 311,414
Total Common Stocks (identified cost $96,022,995)		$135,561,636

Exchange-Traded Funds — 44.8%
Security	Shares	Value
Equity Funds — 5.9%
iShares Core MSCI Emerging Markets ETF	173,904	$ 10,797,699
iShares MSCI India ETF	22,981	1,194,553
iShares MSCI South Korea ETF	11,357	820,430
iShares MSCI Taiwan ETF	39,226	2,307,273
		$ 15,119,955
Security	Shares	Value
Fixed-Income Funds — 38.9%
Eaton Vance Mortgage Opportunities ETF(4)	566,849	$ 28,421,809
Eaton Vance Total Return Bond ETF(4)	771,172	39,406,889
SPDR Portfolio High Yield Bond ETF	369,549	8,810,048
Vanguard Emerging Markets Government Bond ETF	201,995	13,380,149
Vanguard Intermediate-Term Treasury ETF	129,681	7,791,234
Vanguard Long-Term Treasury ETF	48,009	2,659,219
		$100,469,348
Total Exchange-Traded Funds (identified cost $114,526,353)		$115,589,303

Short-Term Investments — 2.9%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(5)	6,505,773	$ 6,505,773
Total Affiliated Fund (identified cost $6,505,773)		$ 6,505,773

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(6)	919,954	$ 919,954
Total Securities Lending Collateral (identified cost $919,954)		$ 919,954
Total Short-Term Investments (identified cost $7,425,727)		$ 7,425,727
Total Investments — 100.2% (identified cost $217,975,075)		$258,576,666
Other Assets, Less Liabilities — (0.2)%		$ (612,424)
Net Assets — 100.0%		$257,964,242
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $605,186 or 0.2% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Portfolio of Investments — continued

(3)	All or a portion of this security was on loan at August 31, 2025. The aggregate market value of securities on loan at August 31, 2025 was $2,052,505.
(4)	Affiliated fund (see Note 10).
(5)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of August 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	44.9%	$115,785,201
Japan	2.3	5,843,534
Germany	1.7	4,309,803
France	1.5	3,945,859
United Kingdom	1.4	3,676,160
Spain	1.1	2,783,806
Italy	0.7	1,839,290
Netherlands	0.5	1,209,359
Canada	0.3	767,213
Sweden	0.3	672,952
Ireland	0.2	657,724
Brazil	0.2	494,582
Switzerland	0.1	402,380
Republic of Korea	0.1	302,855
Denmark	0.1	296,645
Exchange-Traded Funds	44.8	115,589,303
Total Investments	100.2%	$258,576,666
Abbreviations:
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Statement of Assets and Liabilities

August 31, 2025
Assets
Unaffiliated investments, at value (identified cost $143,700,815) — including $2,052,505 of securities on loan	$184,242,195
Affiliated investments, at value (identified cost $74,274,260)	74,334,471
Foreign currency, at value (identified cost $30,809)	30,866
Dividends receivable	138,762
Dividends receivable from affiliated investments	276,013
Receivable for Fund shares sold	20,145
Securities lending income receivable	884
Tax reclaims receivable	355,372
Receivable from affiliates	12,783
Trustees' deferred compensation plan	55,332
Total assets	$259,466,823
Liabilities
Collateral for securities loaned	$919,954
Payable for Fund shares redeemed	165,931
Payable to affiliates:
Investment adviser and administration fee	180,206
Distribution and service fees	39,238
Sub-transfer agency fee	1,687
Trustees' deferred compensation plan	55,332
Accrued expenses	140,233
Total liabilities	$1,502,581
Net Assets	$257,964,242
Sources of Net Assets
Paid-in capital	$215,221,520
Distributable earnings	42,742,722
Net Assets	$257,964,242
Class A Shares
Net Assets	$80,383,821
Shares Outstanding	5,268,939
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.26
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.11
Class C Shares
Net Assets	$25,171,310
Shares Outstanding	1,689,010
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.90
Class I Shares
Net Assets	$152,409,111
Shares Outstanding	9,937,757
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.34
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Statement of Operations

Year Ended
August 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $122,556)	$7,478,363
Dividend income from affiliated investments	604,951
Interest income	4,277,014
Securities lending income, net	40,461
Total investment income	$12,400,789
Expenses
Investment adviser and administration fee	$3,026,062
Distribution and service fees:
Class A	211,831
Class C	331,775
Trustees’ fees and expenses	22,216
Custodian fee	122,669
Transfer and dividend disbursing agent fees	185,279
Legal and accounting services	81,256
Printing and postage	18,300
Registration fees	52,816
Miscellaneous	28,560
Total expenses	$4,080,764
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$23,867
Total expense reductions	$23,867
Net expenses	$4,056,897
Net investment income	$8,343,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$23,257,540
Investment transactions - affiliated investments	4,065
Foreign currency transactions	(37,331)
Capital gain distributions received	126,591
Net realized gain	$23,350,865
Change in unrealized appreciation (depreciation):
Investments	$(18,974,155)
Investments - affiliated investments	60,211
Foreign currency	13,191
Net change in unrealized appreciation (depreciation)	$(18,900,753)
Net realized and unrealized gain	$4,450,112
Net increase in net assets from operations	$12,794,004

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Statements of Changes in Net Assets

	Year Ended August 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,343,892	$10,937,876
Net realized gain (loss)	23,350,865	(14,465,982)
Net change in unrealized appreciation (depreciation)	(18,900,753)	50,950,443
Net increase in net assets from operations	$12,794,004	$47,422,337
Distributions to shareholders:
Class A	$(1,768,236)	$(2,053,082)
Class C	(441,683)	(723,699)
Class I	(6,456,747)	(8,196,177)
Total distributions to shareholders	$(8,666,666)	$(10,972,958)
Transactions in shares of beneficial interest:
Class A	$(12,685,287)	$(11,434,822)
Class C	(15,921,411)	(17,381,180)
Class I	(142,565,439)	(89,124,775)
Net decrease in net assets from Fund share transactions	$(171,172,137)	$(117,940,777)
Net decrease in net assets	$(167,044,799)	$(81,491,398)
Net Assets
At beginning of year	$425,009,041	$506,500,439
At end of year	$257,964,242	$425,009,041

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Financial Highlights

	Class A
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.69	$13.50	$13.48	$16.21	$15.14
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.31	$0.26	$0.15	$0.13
Net realized and unrealized gain (loss)	0.54	1.20	(0.13)	(2.04)	1.39
Total income (loss) from operations	$0.87	$1.51	$0.13	$(1.89)	$1.52
Less Distributions
From net investment income	$(0.30)	$(0.32)	$(0.11)	$(0.14)	$(0.09)
From net realized gain	—	—	(0.00)(2)	(0.70)	(0.36)
Total distributions	$(0.30)	$(0.32)	$(0.11)	$(0.84)	$(0.45)
Net asset value — End of year	$15.26	$14.69	$13.50	$13.48	$16.21
Total Return(3)	6.06%	11.34%	0.95%	(12.29)%	10.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,384	$89,981	$94,064	$102,903	$118,419
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.25%	1.23%	1.23%	1.18%	1.18%
Net expenses	1.24%(5)	1.23%(5)	1.23%(5)	1.18%(5)	1.18%
Net investment income	2.22%	2.27%	1.91%	1.03%	0.82%
Portfolio Turnover	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.34	$13.17	$13.14	$15.81	$14.78
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.21	$0.15	$0.04	$0.01
Net realized and unrealized gain (loss)	0.52	1.16	(0.12)	(1.99)	1.35
Total income (loss) from operations	$0.73	$1.37	$0.03	$(1.95)	$1.36
Less Distributions
From net investment income	$(0.17)	$(0.20)	$—	$(0.02)	$—
From net realized gain	—	—	(0.00)(2)	(0.70)	(0.33)
Total distributions	$(0.17)	$(0.20)	$(0.00)(2)	$(0.72)	$(0.33)
Net asset value — End of year	$14.90	$14.34	$13.17	$13.14	$15.81
Total Return(3)	5.18%	10.50%	0.24%	(12.92)%	9.34%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,171	$40,187	$54,117	$69,060	$95,493
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.00%	1.98%	1.98%	1.93%	1.93%
Net expenses	1.99%(5)	1.98%(5)	1.98%(5)	1.93%(5)	1.93%
Net investment income	1.49%	1.54%	1.15%	0.28%	0.05%
Portfolio Turnover	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.77	$13.57	$13.56	$16.30	$15.22
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.35	$0.29	$0.19	$0.17
Net realized and unrealized gain (loss)	0.54	1.20	(0.13)	(2.05)	1.39
Total income (loss) from operations	$0.91	$1.55	$0.16	$(1.86)	$1.56
Less Distributions
From net investment income	$(0.34)	$(0.35)	$(0.15)	$(0.18)	$(0.12)
From net realized gain	—	—	(0.00)(2)	(0.70)	(0.36)
Total distributions	$(0.34)	$(0.35)	$(0.15)	$(0.88)	$(0.48)
Net asset value — End of year	$15.34	$14.77	$13.57	$13.56	$16.30
Total Return(3)	6.30%	11.64%	1.18%	(12.06)%	10.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$152,409	$294,841	$358,320	$537,988	$665,055
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.99%	0.98%	0.98%	0.93%	0.93%
Net expenses	0.98%(5)	0.98%(5)	0.98%(5)	0.93%(5)	0.93%
Net investment income	2.50%	2.52%	2.16%	1.28%	1.06%
Portfolio Turnover	76%	49%	35%	70%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance All Asset Strategy Fund (formerly, Eaton Vance RBA All Asset Strategy Fund and prior to February 3, 2025, Eaton Vance Richard Bernstein All Asset Strategy Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2025 and August 31, 2024 was as follows:
	Year Ended August 31,
	2025	2024
Ordinary income	$8,666,666	$10,972,958
During the year ended August 31, 2025, distributable earnings was decreased by $980,841 and paid-in capital was increased by $980,841 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 4,208,816
Deferred capital losses	(1,589,131)
Net unrealized appreciation	40,123,037
Distributable earnings	$42,742,722
At August 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $1,589,131 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2025, $1,589,131 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$218,486,354
Gross unrealized appreciation	$40,704,505
Gross unrealized depreciation	(614,193)
Net unrealized appreciation	$40,090,312

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed as a percentage of the Fund’s average daily net assets and is payable monthly. Pursuant to an amendment to the investment advisory and administrative agreement dated August 18, 2025, EVM contractually agreed to reduce its investment advisory and administrative fee. The annual fee rates pursuant to the investment advisory and administrative agreement and amendment to the investment advisory and administrative agreement are as follows:
Average Daily Net Assets	Annual Fee Rate (Prior to August 18, 2025)	Annual Fee Rate (Effective August 18, 2025)
Up to $500 million	0.850%	0.750%
$500 million but less than $1 billion	0.800%	0.700%
$1 billion but less than $2.5 billion	0.775%	0.675%
$2.5 billion but less than $5 billion	0.750%	0.650%
$5 billion and over	0.730%	0.630%
For the year ended August 31, 2025, the investment adviser and administration fee amounted to $3,026,062 or 0.85% of the Fund’s average daily net assets. Prior to August 18, 2025, pursuant to an investment sub-advisory agreement, EVM delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM paid RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective August 18, 2025, the sub-advisory agreement between EVM and RBA was terminated.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended August 31, 2025, the investment adviser and administration fee paid was reduced by $15,364 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
Effective August 18, 2025, EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $8,503 of the Fund's operating expenses for the year ended August 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2025, EVM earned $10,043 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,013 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2025 in the amount of $347. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2025 amounted to $211,831 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2025, the Fund paid or accrued to EVD $248,831 for Class C shares.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2025 amounted to $82,944 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2025, the Fund was informed that EVD received $890 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$212,899,711	$251,985,204
U.S. Government and Agency Securities	49,986,703	171,064,627
	$262,886,414	$423,049,831
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	901,656	$ 13,172,904	953,821	$ 13,064,242
Issued to shareholders electing to receive payments of distributions in Fund shares	70,413	1,008,312	83,627	1,137,321
Redemptions	(1,827,916)	(26,866,503)	(1,879,277)	(25,636,385)
Net decrease	(855,847)	$(12,685,287)	(841,829)	$(11,434,822)
Class C
Sales	72,228	$ 1,035,133	164,234	$ 2,187,671
Issued to shareholders electing to receive payments of distributions in Fund shares	24,447	343,719	42,235	563,421
Redemptions	(1,210,853)	(17,300,263)	(1,513,326)	(20,132,272)
Net decrease	(1,114,178)	$(15,921,411)	(1,306,857)	$(17,381,180)

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	2,033,614	$ 29,728,159	4,836,116	$ 65,537,530
Issued to shareholders electing to receive payments of distributions in Fund shares	326,204	4,687,550	397,862	5,430,819
Redemptions	(12,384,378)	(176,981,148)	(11,668,673)	(160,093,124)
Net decrease	(10,024,560)	$(142,565,439)	(6,434,695)	$(89,124,775)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,052,505 and $2,161,018, respectively. Collateral received was comprised of cash of $919,954 and U.S. government and/or agencies securities of $1,241,064. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$919,954	$ —	$ —	$ —	$919,954
The carrying amount of the liability for collateral for securities loaned at August 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2025.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

10  Affiliated Investments
At August 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $74,334,471, which represents 28.8% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Mortgage Opportunities ETF	$ —	$ 29,152,485	$ (758,146)	$1,962	$25,508	$28,421,809	$107,954	566,849
Eaton Vance Total Return Bond ETF	—	40,348,460	(978,377)	2,103	34,703	39,406,889	148,576	771,172
Short-Term Investments
Liquidity Fund	18,229,478	105,694,424	(117,418,129)	—	—	6,505,773	348,421	6,505,773
Total				$4,065	$60,211	$74,334,471	$604,951
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 11,465,354	$ 311,414	$ —	$ 11,776,768
Consumer Discretionary	11,465,451	2,606,427	—	14,071,878
Consumer Staples	5,130,328	1,790,008	—	6,920,336
Energy	2,708,161	384,685	—	3,092,846
Financials	18,203,105	9,519,122	—	27,722,227
Health Care	9,996,352	2,572,238	—	12,568,590
Industrials	11,505,835	4,785,175	—	16,291,010
Information Technology	34,233,310	1,709,614	—	35,942,924
Materials	2,119,824	604,896	—	2,724,720
Real Estate	639,527	308,647	—	948,174
Utilities	1,967,637	1,534,526	—	3,502,163
Total Common Stocks	$109,434,884	$26,126,752*	$ —	$135,561,636
Exchange-Traded Funds	$115,589,303	$ —	$ —	$115,589,303
Short-Term Investments:
Affiliated Fund	6,505,773	—	—	6,505,773

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 919,954	$ —	$ —	$ 919,954
Total Investments	$232,449,914	$ 26,126,752	$ —	$258,576,666
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
13  Name Change
Effective August 18, 2025, the name of the Fund was changed from Eaton Vance RBA All Asset Strategy Fund. Prior to February 3, 2025, the name of the Fund was Eaton Vance Richard Bernstein All Asset Strategy Fund.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance All Asset Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance All Asset Strategy Fund (formerly, Eaton Vance RBA All Asset Strategy Fund and prior to February 3, 2025, Eaton Vance Richard Bernstein All Asset Strategy Fund) (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Business Income. For the fiscal year ended August 31, 2025, the Fund designates approximately $61,655, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended August 31, 2025, the Fund designates approximately $2,598,865, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 14.50% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended August 31, 2025, the Fund designates 29.67% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025 (the “June meeting”), the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance RBA All Asset Strategy Fund (formerly, Eaton Vance Richard Bernstein All Asset Strategy Fund) (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Richard Bernstein Advisors LLC (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
The Board noted that it had approved at the June meeting, to be effective on or about August 18, 2025, the termination of the sub-advisory agreement between the Adviser and the Sub-adviser on behalf of the Fund, the transition of portfolio management responsibilities from the Sub-adviser to the Adviser, an amendment to the investment advisory and administrative agreement between the Adviser and the Fund, and related changes (the “Fund Transition”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
As part of evaluating the Adviser’s capabilities in taking over direct portfolio management responsibility from the Adviser, the Board evaluated the capabilities and experience of the portfolio management team that would assume responsibility for the Fund.  In this regard, the Board met with the portfolio managers and consider information relating to its track record in managing other products, the depth and experience of the team and other matters.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board noted that, in connection with the Fund Transition, it had approved changes to the Fund’s investment strategies to provide the Fund with the flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes approved by the Board in connection with the Fund Transition, to continue to monitor and evaluate the effectiveness of such changes over time.

Eaton Vance
All Asset Strategy Fund
August 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest. The Board considered the fact that, following discussions with the Contract Review Committee and in connection with the Fund Transition, the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective on or about August 18, 2025. The Board also considered the fact that the Adviser committed to waive fees or reimburse expenses of the Fund in an agreed upon amount, such arrangement to be effective on or about August 18, 2025.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EARAX-NCSR    8.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	October 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 23, 2025